UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02594
MFS SERIES TRUST IV
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2026
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Blended Research® Emerging Markets Equity Fund

Class A-BRKAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$121	1.00%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class A shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 42.83%, at net asset value. This compares with a return of 39.25% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection and an underweight position in the information technology sector contributed to the fund's relative performance.
    Stock selection within the industrials, financials and energy sectors also supported relative results.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Stock selection within the materials sector held back relative performance.
    Stock selection and an overweight position in the communication services sector further weighed on the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	42.83%	10.50%	10.21%
A with initial sales charge (5.75%)	34.62%	9.20%	9.56%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	39.25%	8.18%	9.29%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 42.92%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	223,531,926	Total Management Fee ($)#:	934,444
Total Number of Holdings:	140	Portfolio Turnover Rate (%):	80
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.9%
Samsung Electronics Co. Ltd.	5.9%
SK hynix, Inc.	5.1%
Tencent Holdings Ltd.	3.3%
China Construction Bank Corp.	2.3%
Hon Hai Precision Industry Co. Ltd.	2.0%
Samsung Electronics Co. Ltd.	1.9%
MediaTek, Inc.	1.8%
KB Financial Group, Inc.	1.8%
Alibaba Group Holding Ltd.	1.8%
Issuer country weightings
Taiwan	26.5%
South Korea	21.4%
China	21.0%
India	9.7%
Brazil	4.7%
South Africa	2.9%
Mexico	1.7%
Greece	1.7%
United Arab Emirates	1.6%
Other Countries	8.8%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective March 1, 2026, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.45% up to $5 billion; and 0.40% in excess of $5 billion.
Effective March 1, 2026, for Class A shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.85% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRKA-ANN

MFS® Blended Research® Emerging Markets Equity Fund

Class B-BRKBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$216	1.79%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class B shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 41.82%, at net asset value. This compares with a return of 39.25% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection and an underweight position in the information technology sector contributed to the fund's relative performance.
    Stock selection within the industrials, financials and energy sectors also supported relative results.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Stock selection within the materials sector held back relative performance.
    Stock selection and an overweight position in the communication services sector further weighed on the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	41.82%	9.68%	9.39%
B with CDSC (declining over six years from 4% to 0%)×	37.82%	9.40%	9.39%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	39.25%	8.18%	9.29%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	223,531,926	Total Management Fee ($)#:	934,444
Total Number of Holdings:	140	Portfolio Turnover Rate (%):	80
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.9%
Samsung Electronics Co. Ltd.	5.9%
SK hynix, Inc.	5.1%
Tencent Holdings Ltd.	3.3%
China Construction Bank Corp.	2.3%
Hon Hai Precision Industry Co. Ltd.	2.0%
Samsung Electronics Co. Ltd.	1.9%
MediaTek, Inc.	1.8%
KB Financial Group, Inc.	1.8%
Alibaba Group Holding Ltd.	1.8%
Issuer country weightings
Taiwan	26.5%
South Korea	21.4%
China	21.0%
India	9.7%
Brazil	4.7%
South Africa	2.9%
Mexico	1.7%
Greece	1.7%
United Arab Emirates	1.6%
Other Countries	8.8%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective March 1, 2026, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.45% up to $5 billion; and 0.40% in excess of $5 billion.
Effective March 1, 2026, for Class B shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.60% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRKB-ANN

MFS® Blended Research® Emerging Markets Equity Fund

Class C-BRKCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$210	1.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class C shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 41.77%, at net asset value. This compares with a return of 39.25% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection and an underweight position in the information technology sector contributed to the fund's relative performance.
    Stock selection within the industrials, financials and energy sectors also supported relative results.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Stock selection within the materials sector held back relative performance.
    Stock selection and an overweight position in the communication services sector further weighed on the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	41.77%	9.67%	9.38%
C with CDSC (1% for 12 months)×	40.77%	9.67%	9.38%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	39.25%	8.18%	9.29%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	223,531,926	Total Management Fee ($)#:	934,444
Total Number of Holdings:	140	Portfolio Turnover Rate (%):	80
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.9%
Samsung Electronics Co. Ltd.	5.9%
SK hynix, Inc.	5.1%
Tencent Holdings Ltd.	3.3%
China Construction Bank Corp.	2.3%
Hon Hai Precision Industry Co. Ltd.	2.0%
Samsung Electronics Co. Ltd.	1.9%
MediaTek, Inc.	1.8%
KB Financial Group, Inc.	1.8%
Alibaba Group Holding Ltd.	1.8%
Issuer country weightings
Taiwan	26.5%
South Korea	21.4%
China	21.0%
India	9.7%
Brazil	4.7%
South Africa	2.9%
Mexico	1.7%
Greece	1.7%
United Arab Emirates	1.6%
Other Countries	8.8%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective March 1, 2026, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.45% up to $5 billion; and 0.40% in excess of $5 billion.
Effective March 1, 2026, for Class C shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.60% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRKC-ANN

MFS® Blended Research® Emerging Markets Equity Fund

Class I-BRKIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$90	0.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class I shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 43.23%, at net asset value. This compares with a return of 39.25% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection and an underweight position in the information technology sector contributed to the fund's relative performance.
    Stock selection within the industrials, financials and energy sectors also supported relative results.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Stock selection within the materials sector held back relative performance.
    Stock selection and an overweight position in the communication services sector further weighed on the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	43.23%	10.77%	10.49%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	39.25%	8.18%	9.29%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	223,531,926	Total Management Fee ($)#:	934,444
Total Number of Holdings:	140	Portfolio Turnover Rate (%):	80
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.9%
Samsung Electronics Co. Ltd.	5.9%
SK hynix, Inc.	5.1%
Tencent Holdings Ltd.	3.3%
China Construction Bank Corp.	2.3%
Hon Hai Precision Industry Co. Ltd.	2.0%
Samsung Electronics Co. Ltd.	1.9%
MediaTek, Inc.	1.8%
KB Financial Group, Inc.	1.8%
Alibaba Group Holding Ltd.	1.8%
Issuer country weightings
Taiwan	26.5%
South Korea	21.4%
China	21.0%
India	9.7%
Brazil	4.7%
South Africa	2.9%
Mexico	1.7%
Greece	1.7%
United Arab Emirates	1.6%
Other Countries	8.8%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective March 1, 2026, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.45% up to $5 billion; and 0.40% in excess of $5 billion.
Effective March 1, 2026, for Class I shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.60% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRKI-ANN

MFS® Blended Research® Emerging Markets Equity Fund

Class R1-BRKRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$125	1.03%
For the period from September 1, 2025 through August 31, 2026, the distribution fee was not imposed. Had the distribution fee been imposed throughout the entire period, the “Costs of a $10,000 investment” and the “Costs paid as a percentage of a $10,000 investment” would have been approximately $216 and 1.78%, respectively.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R1 shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 42.90%, at net asset value. This compares with a return of 39.25% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection and an underweight position in the information technology sector contributed to the fund's relative performance.
    Stock selection within the industrials, financials and energy sectors also supported relative results.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Stock selection within the materials sector held back relative performance.
    Stock selection and an overweight position in the communication services sector further weighed on the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	42.90%	10.50%	9.85%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	39.25%	8.18%	9.29%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	223,531,926	Total Management Fee ($)#:	934,444
Total Number of Holdings:	140	Portfolio Turnover Rate (%):	80
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.9%
Samsung Electronics Co. Ltd.	5.9%
SK hynix, Inc.	5.1%
Tencent Holdings Ltd.	3.3%
China Construction Bank Corp.	2.3%
Hon Hai Precision Industry Co. Ltd.	2.0%
Samsung Electronics Co. Ltd.	1.9%
MediaTek, Inc.	1.8%
KB Financial Group, Inc.	1.8%
Alibaba Group Holding Ltd.	1.8%
Issuer country weightings
Taiwan	26.5%
South Korea	21.4%
China	21.0%
India	9.7%
Brazil	4.7%
South Africa	2.9%
Mexico	1.7%
Greece	1.7%
United Arab Emirates	1.6%
Other Countries	8.8%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective March 1, 2026, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.45% up to $5 billion; and 0.40% in excess of $5 billion.
Effective March 1, 2026, for Class R1 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.60% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRKR1-ANN

MFS® Blended Research® Emerging Markets Equity Fund

Class R2-BRKSX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$155	1.28%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R2 shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 42.47%, at net asset value. This compares with a return of 39.25% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection and an underweight position in the information technology sector contributed to the fund's relative performance.
    Stock selection within the industrials, financials and energy sectors also supported relative results.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Stock selection within the materials sector held back relative performance.
    Stock selection and an overweight position in the communication services sector further weighed on the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	42.47%	10.21%	9.94%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	39.25%	8.18%	9.29%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	223,531,926	Total Management Fee ($)#:	934,444
Total Number of Holdings:	140	Portfolio Turnover Rate (%):	80
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.9%
Samsung Electronics Co. Ltd.	5.9%
SK hynix, Inc.	5.1%
Tencent Holdings Ltd.	3.3%
China Construction Bank Corp.	2.3%
Hon Hai Precision Industry Co. Ltd.	2.0%
Samsung Electronics Co. Ltd.	1.9%
MediaTek, Inc.	1.8%
KB Financial Group, Inc.	1.8%
Alibaba Group Holding Ltd.	1.8%
Issuer country weightings
Taiwan	26.5%
South Korea	21.4%
China	21.0%
India	9.7%
Brazil	4.7%
South Africa	2.9%
Mexico	1.7%
Greece	1.7%
United Arab Emirates	1.6%
Other Countries	8.8%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective March 1, 2026, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.45% up to $5 billion; and 0.40% in excess of $5 billion.
Effective March 1, 2026, for Class R2 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.10% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRKR2-ANN

MFS® Blended Research® Emerging Markets Equity Fund

Class R3-BRKTX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$120	0.99%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R3 shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 42.85%, at net asset value. This compares with a return of 39.25% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection and an underweight position in the information technology sector contributed to the fund's relative performance.
    Stock selection within the industrials, financials and energy sectors also supported relative results.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Stock selection within the materials sector held back relative performance.
    Stock selection and an overweight position in the communication services sector further weighed on the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	42.85%	10.50%	10.22%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	39.25%	8.18%	9.29%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	223,531,926	Total Management Fee ($)#:	934,444
Total Number of Holdings:	140	Portfolio Turnover Rate (%):	80
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.9%
Samsung Electronics Co. Ltd.	5.9%
SK hynix, Inc.	5.1%
Tencent Holdings Ltd.	3.3%
China Construction Bank Corp.	2.3%
Hon Hai Precision Industry Co. Ltd.	2.0%
Samsung Electronics Co. Ltd.	1.9%
MediaTek, Inc.	1.8%
KB Financial Group, Inc.	1.8%
Alibaba Group Holding Ltd.	1.8%
Issuer country weightings
Taiwan	26.5%
South Korea	21.4%
China	21.0%
India	9.7%
Brazil	4.7%
South Africa	2.9%
Mexico	1.7%
Greece	1.7%
United Arab Emirates	1.6%
Other Countries	8.8%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective March 1, 2026, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.45% up to $5 billion; and 0.40% in excess of $5 billion.
Effective March 1, 2026, for Class R3 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.85% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRKR3-ANN

MFS® Blended Research® Emerging Markets Equity Fund

Class R4-BRKUX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$95	0.78%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R4 shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 43.25%, at net asset value. This compares with a return of 39.25% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection and an underweight position in the information technology sector contributed to the fund's relative performance.
    Stock selection within the industrials, financials and energy sectors also supported relative results.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Stock selection within the materials sector held back relative performance.
    Stock selection and an overweight position in the communication services sector further weighed on the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	43.25%	10.77%	10.50%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	39.25%	8.18%	9.29%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	223,531,926	Total Management Fee ($)#:	934,444
Total Number of Holdings:	140	Portfolio Turnover Rate (%):	80
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.9%
Samsung Electronics Co. Ltd.	5.9%
SK hynix, Inc.	5.1%
Tencent Holdings Ltd.	3.3%
China Construction Bank Corp.	2.3%
Hon Hai Precision Industry Co. Ltd.	2.0%
Samsung Electronics Co. Ltd.	1.9%
MediaTek, Inc.	1.8%
KB Financial Group, Inc.	1.8%
Alibaba Group Holding Ltd.	1.8%
Issuer country weightings
Taiwan	26.5%
South Korea	21.4%
China	21.0%
India	9.7%
Brazil	4.7%
South Africa	2.9%
Mexico	1.7%
Greece	1.7%
United Arab Emirates	1.6%
Other Countries	8.8%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective March 1, 2026, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.45% up to $5 billion; and 0.40% in excess of $5 billion.
Effective March 1, 2026, for Class R4 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.60% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRKR4-ANN

MFS® Blended Research® Emerging Markets Equity Fund

Class R6-BRKVX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$89	0.73%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R6 shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 43.33%, at net asset value. This compares with a return of 39.25% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection and an underweight position in the information technology sector contributed to the fund's relative performance.
    Stock selection within the industrials, financials and energy sectors also supported relative results.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Stock selection within the materials sector held back relative performance.
    Stock selection and an overweight position in the communication services sector further weighed on the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	43.33%	10.87%	10.58%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	39.25%	8.18%	9.29%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	223,531,926	Total Management Fee ($)#:	934,444
Total Number of Holdings:	140	Portfolio Turnover Rate (%):	80
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.9%
Samsung Electronics Co. Ltd.	5.9%
SK hynix, Inc.	5.1%
Tencent Holdings Ltd.	3.3%
China Construction Bank Corp.	2.3%
Hon Hai Precision Industry Co. Ltd.	2.0%
Samsung Electronics Co. Ltd.	1.9%
MediaTek, Inc.	1.8%
KB Financial Group, Inc.	1.8%
Alibaba Group Holding Ltd.	1.8%
Issuer country weightings
Taiwan	26.5%
South Korea	21.4%
China	21.0%
India	9.7%
Brazil	4.7%
South Africa	2.9%
Mexico	1.7%
Greece	1.7%
United Arab Emirates	1.6%
Other Countries	8.8%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective March 1, 2026, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.45% up to $5 billion; and 0.40% in excess of $5 billion.
Effective March 1, 2026, for Class R6 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.54% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRKR6-ANN

MFS® Blended Research®
International Equity Fund

Class A-BRXAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$87	0.75%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class A shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 32.58%, at net asset value. This compares with a return of 27.35% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection within the industrials and financials sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection and an overweight position in the communication services sector weakened relative performance.
    Stock selection within the real estate sector also weighed on the fund's relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	32.58%	12.95%	11.45%
A with initial sales charge (5.75%)	24.95%	11.62%	10.79%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	27.35%	9.37%	9.64%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	6,166,200,342	Total Management Fee ($)#:	12,017,420
Total Number of Holdings:	159	Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.1%
ASML Holding N.V.	2.5%
Samsung Electronics Co. Ltd.	2.4%
SK hynix, Inc.	2.1%
BNP Paribas S.A.	1.7%
Novartis AG	1.7%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
UBS Group AG	1.6%
ING Groep N.V.	1.6%
Tencent Holdings Ltd.	1.5%
Issuer country weightings
Japan	13.2%
Canada	9.1%
United Kingdom	9.1%
France	7.9%
South Korea	7.7%
Taiwan	7.5%
China	7.3%
Netherlands	6.0%
Switzerland	4.6%
Other Countries	27.6%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.35% up to $5 billion; and 0.325% in excess of $5 billion.
Effective October 1, 2025, for Class A shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.77% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRXA-ANN

MFS® Blended Research®
International Equity Fund

Class B-BRXBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$174	1.50%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class B shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 31.57%, at net asset value. This compares with a return of 27.35% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection within the industrials and financials sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection and an overweight position in the communication services sector weakened relative performance.
    Stock selection within the real estate sector also weighed on the fund's relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	31.57%	12.08%	10.59%
B with CDSC (declining over six years from 4% to 0%)×	27.57%	11.83%	10.59%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	27.35%	9.37%	9.64%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	6,166,200,342	Total Management Fee ($)#:	12,017,420
Total Number of Holdings:	159	Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.1%
ASML Holding N.V.	2.5%
Samsung Electronics Co. Ltd.	2.4%
SK hynix, Inc.	2.1%
BNP Paribas S.A.	1.7%
Novartis AG	1.7%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
UBS Group AG	1.6%
ING Groep N.V.	1.6%
Tencent Holdings Ltd.	1.5%
Issuer country weightings
Japan	13.2%
Canada	9.1%
United Kingdom	9.1%
France	7.9%
South Korea	7.7%
Taiwan	7.5%
China	7.3%
Netherlands	6.0%
Switzerland	4.6%
Other Countries	27.6%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.35% up to $5 billion; and 0.325% in excess of $5 billion.
Effective October 1, 2025, for Class B shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.52% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRXB-ANN

MFS® Blended Research®
International Equity Fund

Class C-BRXCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$174	1.50%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class C shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 31.61%, at net asset value. This compares with a return of 27.35% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection within the industrials and financials sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection and an overweight position in the communication services sector weakened relative performance.
    Stock selection within the real estate sector also weighed on the fund's relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	31.61%	12.09%	10.60%
C with CDSC (1% for 12 months)×	30.61%	12.09%	10.60%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	27.35%	9.37%	9.64%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	6,166,200,342	Total Management Fee ($)#:	12,017,420
Total Number of Holdings:	159	Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.1%
ASML Holding N.V.	2.5%
Samsung Electronics Co. Ltd.	2.4%
SK hynix, Inc.	2.1%
BNP Paribas S.A.	1.7%
Novartis AG	1.7%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
UBS Group AG	1.6%
ING Groep N.V.	1.6%
Tencent Holdings Ltd.	1.5%
Issuer country weightings
Japan	13.2%
Canada	9.1%
United Kingdom	9.1%
France	7.9%
South Korea	7.7%
Taiwan	7.5%
China	7.3%
Netherlands	6.0%
Switzerland	4.6%
Other Countries	27.6%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.35% up to $5 billion; and 0.325% in excess of $5 billion.
Effective October 1, 2025, for Class C shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.52% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRXC-ANN

MFS® Blended Research®
International Equity Fund

Class I-BRXIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$58	0.50%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class I shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 32.97%, at net asset value. This compares with a return of 27.35% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection within the industrials and financials sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection and an overweight position in the communication services sector weakened relative performance.
    Stock selection within the real estate sector also weighed on the fund's relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	32.97%	13.22%	11.71%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	27.35%	9.37%	9.64%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	6,166,200,342	Total Management Fee ($)#:	12,017,420
Total Number of Holdings:	159	Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.1%
ASML Holding N.V.	2.5%
Samsung Electronics Co. Ltd.	2.4%
SK hynix, Inc.	2.1%
BNP Paribas S.A.	1.7%
Novartis AG	1.7%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
UBS Group AG	1.6%
ING Groep N.V.	1.6%
Tencent Holdings Ltd.	1.5%
Issuer country weightings
Japan	13.2%
Canada	9.1%
United Kingdom	9.1%
France	7.9%
South Korea	7.7%
Taiwan	7.5%
China	7.3%
Netherlands	6.0%
Switzerland	4.6%
Other Countries	27.6%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.35% up to $5 billion; and 0.325% in excess of $5 billion.
Effective October 1, 2025, for Class I shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.52% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRXI-ANN

MFS® Blended Research®
International Equity Fund

Class R1-BRXRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$174	1.50%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R1 shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 31.68%, at net asset value. This compares with a return of 27.35% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection within the industrials and financials sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection and an overweight position in the communication services sector weakened relative performance.
    Stock selection within the real estate sector also weighed on the fund's relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	31.68%	12.08%	10.60%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	27.35%	9.37%	9.64%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	6,166,200,342	Total Management Fee ($)#:	12,017,420
Total Number of Holdings:	159	Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.1%
ASML Holding N.V.	2.5%
Samsung Electronics Co. Ltd.	2.4%
SK hynix, Inc.	2.1%
BNP Paribas S.A.	1.7%
Novartis AG	1.7%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
UBS Group AG	1.6%
ING Groep N.V.	1.6%
Tencent Holdings Ltd.	1.5%
Issuer country weightings
Japan	13.2%
Canada	9.1%
United Kingdom	9.1%
France	7.9%
South Korea	7.7%
Taiwan	7.5%
China	7.3%
Netherlands	6.0%
Switzerland	4.6%
Other Countries	27.6%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.35% up to $5 billion; and 0.325% in excess of $5 billion.
Effective October 1, 2025, for Class R1 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.52% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRXR1-ANN

MFS® Blended Research®
International Equity Fund

Class R2-BRXSX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$116	1.00%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R2 shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 32.25%, at net asset value. This compares with a return of 27.35% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection within the industrials and financials sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection and an overweight position in the communication services sector weakened relative performance.
    Stock selection within the real estate sector also weighed on the fund's relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	32.25%	12.65%	11.15%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	27.35%	9.37%	9.64%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	6,166,200,342	Total Management Fee ($)#:	12,017,420
Total Number of Holdings:	159	Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.1%
ASML Holding N.V.	2.5%
Samsung Electronics Co. Ltd.	2.4%
SK hynix, Inc.	2.1%
BNP Paribas S.A.	1.7%
Novartis AG	1.7%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
UBS Group AG	1.6%
ING Groep N.V.	1.6%
Tencent Holdings Ltd.	1.5%
Issuer country weightings
Japan	13.2%
Canada	9.1%
United Kingdom	9.1%
France	7.9%
South Korea	7.7%
Taiwan	7.5%
China	7.3%
Netherlands	6.0%
Switzerland	4.6%
Other Countries	27.6%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.35% up to $5 billion; and 0.325% in excess of $5 billion.
Effective October 1, 2025, for Class R2 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.02% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRXR2-ANN

MFS® Blended Research®
International Equity Fund

Class R3-BRXTX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$88	0.76%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R3 shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 32.63%, at net asset value. This compares with a return of 27.35% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection within the industrials and financials sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection and an overweight position in the communication services sector weakened relative performance.
    Stock selection within the real estate sector also weighed on the fund's relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	32.63%	12.92%	11.42%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	27.35%	9.37%	9.64%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	6,166,200,342	Total Management Fee ($)#:	12,017,420
Total Number of Holdings:	159	Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.1%
ASML Holding N.V.	2.5%
Samsung Electronics Co. Ltd.	2.4%
SK hynix, Inc.	2.1%
BNP Paribas S.A.	1.7%
Novartis AG	1.7%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
UBS Group AG	1.6%
ING Groep N.V.	1.6%
Tencent Holdings Ltd.	1.5%
Issuer country weightings
Japan	13.2%
Canada	9.1%
United Kingdom	9.1%
France	7.9%
South Korea	7.7%
Taiwan	7.5%
China	7.3%
Netherlands	6.0%
Switzerland	4.6%
Other Countries	27.6%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.35% up to $5 billion; and 0.325% in excess of $5 billion.
Effective October 1, 2025, for Class R3 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.77% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRXR3-ANN

MFS® Blended Research®
International Equity Fund

Class R4-BRXUX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$58	0.50%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R4 shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 32.93%, at net asset value. This compares with a return of 27.35% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection within the industrials and financials sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection and an overweight position in the communication services sector weakened relative performance.
    Stock selection within the real estate sector also weighed on the fund's relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	32.93%	13.21%	11.71%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	27.35%	9.37%	9.64%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	6,166,200,342	Total Management Fee ($)#:	12,017,420
Total Number of Holdings:	159	Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.1%
ASML Holding N.V.	2.5%
Samsung Electronics Co. Ltd.	2.4%
SK hynix, Inc.	2.1%
BNP Paribas S.A.	1.7%
Novartis AG	1.7%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
UBS Group AG	1.6%
ING Groep N.V.	1.6%
Tencent Holdings Ltd.	1.5%
Issuer country weightings
Japan	13.2%
Canada	9.1%
United Kingdom	9.1%
France	7.9%
South Korea	7.7%
Taiwan	7.5%
China	7.3%
Netherlands	6.0%
Switzerland	4.6%
Other Countries	27.6%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.35% up to $5 billion; and 0.325% in excess of $5 billion.
Effective October 1, 2025, for Class R4 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.52% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRXR4-ANN

MFS® Blended Research®
International Equity Fund

Class R6-BRXVX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$49	0.42%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R6 shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 33.07%, at net asset value. This compares with a return of 27.35% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection within the industrials and financials sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection and an overweight position in the communication services sector weakened relative performance.
    Stock selection within the real estate sector also weighed on the fund's relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	33.07%	13.30%	11.81%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	27.35%	9.37%	9.64%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	6,166,200,342	Total Management Fee ($)#:	12,017,420
Total Number of Holdings:	159	Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.1%
ASML Holding N.V.	2.5%
Samsung Electronics Co. Ltd.	2.4%
SK hynix, Inc.	2.1%
BNP Paribas S.A.	1.7%
Novartis AG	1.7%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
UBS Group AG	1.6%
ING Groep N.V.	1.6%
Tencent Holdings Ltd.	1.5%
Issuer country weightings
Japan	13.2%
Canada	9.1%
United Kingdom	9.1%
France	7.9%
South Korea	7.7%
Taiwan	7.5%
China	7.3%
Netherlands	6.0%
Switzerland	4.6%
Other Countries	27.6%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.35% up to $5 billion; and 0.325% in excess of $5 billion.
Effective October 1, 2025, for Class R6 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.43% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BRXR6-ANN

MFS® Global New Discovery Fund

Class A-GLNAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$139	1.35%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class A shares of the MFS Global New Discovery Fund (fund) provided a total return of 6.58%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 19.70%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection and underweight positions in both the real estate and financials sectors aided relative performance.
    The fund's avoidance of the utilities sector also benefited relative returns.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection and an underweight position in the information technology sector weighed on the fund's relative performance.
    Stock selection within both the industrials and materials sectors also hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	6.58%	0.31%	8.21%
A with initial sales charge (5.75%)	0.45%	(0.87)%	7.57%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
MSCI All Country World Small Mid Cap Index (net div) ∆	19.70%	7.07%	9.99%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	67,121,542	Total Management Fee ($)#:	658,524
Total Number of Holdings:	111	Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Top ten holdings
GFL Environmental, Inc.	1.8%
TechnipFMC PLC	1.7%
OBIC Co. Ltd.	1.7%
Cranswick PLC	1.5%
Okta, Inc.	1.5%
STERIS PLC	1.5%
Shizuoka Financial Group, Inc.	1.4%
Elis S.A.	1.4%
Euronext N.V.	1.4%
Charles River Laboratories International, Inc.	1.4%
Issuer country weightings
United States	42.8%
Japan	12.2%
United Kingdom	9.2%
Canada	7.2%
Germany	6.0%
France	5.0%
Australia	3.6%
Norway	2.2%
Brazil	2.1%
Other Countries	9.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GNDA-ANN

MFS® Global New Discovery Fund

Class B-GLNBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$216	2.10%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class B shares of the MFS Global New Discovery Fund (fund) provided a total return of 5.79%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 19.70%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection and underweight positions in both the real estate and financials sectors aided relative performance.
    The fund's avoidance of the utilities sector also benefited relative returns.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection and an underweight position in the information technology sector weighed on the fund's relative performance.
    Stock selection within both the industrials and materials sectors also hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	5.79%	(0.44)%	7.41%
B with CDSC (declining over six years from 4% to 0%)×	1.79%	(0.81)%	7.41%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
MSCI All Country World Small Mid Cap Index (net div) ∆	19.70%	7.07%	9.99%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	67,121,542	Total Management Fee ($)#:	658,524
Total Number of Holdings:	111	Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Top ten holdings
GFL Environmental, Inc.	1.8%
TechnipFMC PLC	1.7%
OBIC Co. Ltd.	1.7%
Cranswick PLC	1.5%
Okta, Inc.	1.5%
STERIS PLC	1.5%
Shizuoka Financial Group, Inc.	1.4%
Elis S.A.	1.4%
Euronext N.V.	1.4%
Charles River Laboratories International, Inc.	1.4%
Issuer country weightings
United States	42.8%
Japan	12.2%
United Kingdom	9.2%
Canada	7.2%
Germany	6.0%
France	5.0%
Australia	3.6%
Norway	2.2%
Brazil	2.1%
Other Countries	9.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GNDB-ANN

MFS® Global New Discovery Fund

Class C-GLNCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$216	2.10%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class C shares of the MFS Global New Discovery Fund (fund) provided a total return of 5.79%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 19.70%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection and underweight positions in both the real estate and financials sectors aided relative performance.
    The fund's avoidance of the utilities sector also benefited relative returns.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection and an underweight position in the information technology sector weighed on the fund's relative performance.
    Stock selection within both the industrials and materials sectors also hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	5.79%	(0.44)%	7.41%
C with CDSC (1% for 12 months)×	4.79%	(0.44)%	7.41%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
MSCI All Country World Small Mid Cap Index (net div) ∆	19.70%	7.07%	9.99%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	67,121,542	Total Management Fee ($)#:	658,524
Total Number of Holdings:	111	Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Top ten holdings
GFL Environmental, Inc.	1.8%
TechnipFMC PLC	1.7%
OBIC Co. Ltd.	1.7%
Cranswick PLC	1.5%
Okta, Inc.	1.5%
STERIS PLC	1.5%
Shizuoka Financial Group, Inc.	1.4%
Elis S.A.	1.4%
Euronext N.V.	1.4%
Charles River Laboratories International, Inc.	1.4%
Issuer country weightings
United States	42.8%
Japan	12.2%
United Kingdom	9.2%
Canada	7.2%
Germany	6.0%
France	5.0%
Australia	3.6%
Norway	2.2%
Brazil	2.1%
Other Countries	9.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GNDC-ANN

MFS® Global New Discovery Fund

Class I-GLNIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$114	1.10%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class I shares of the MFS Global New Discovery Fund (fund) provided a total return of 6.86%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 19.70%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection and underweight positions in both the real estate and financials sectors aided relative performance.
    The fund's avoidance of the utilities sector also benefited relative returns.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection and an underweight position in the information technology sector weighed on the fund's relative performance.
    Stock selection within both the industrials and materials sectors also hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	6.86%	0.55%	8.48%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
MSCI All Country World Small Mid Cap Index (net div) ∆	19.70%	7.07%	9.99%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	67,121,542	Total Management Fee ($)#:	658,524
Total Number of Holdings:	111	Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Top ten holdings
GFL Environmental, Inc.	1.8%
TechnipFMC PLC	1.7%
OBIC Co. Ltd.	1.7%
Cranswick PLC	1.5%
Okta, Inc.	1.5%
STERIS PLC	1.5%
Shizuoka Financial Group, Inc.	1.4%
Elis S.A.	1.4%
Euronext N.V.	1.4%
Charles River Laboratories International, Inc.	1.4%
Issuer country weightings
United States	42.8%
Japan	12.2%
United Kingdom	9.2%
Canada	7.2%
Germany	6.0%
France	5.0%
Australia	3.6%
Norway	2.2%
Brazil	2.1%
Other Countries	9.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GNDI-ANN

MFS® Global New Discovery Fund

Class R1-GLNJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$216	2.10%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R1 shares of the MFS Global New Discovery Fund (fund) provided a total return of 5.84%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 19.70%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection and underweight positions in both the real estate and financials sectors aided relative performance.
    The fund's avoidance of the utilities sector also benefited relative returns.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection and an underweight position in the information technology sector weighed on the fund's relative performance.
    Stock selection within both the industrials and materials sectors also hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	5.84%	(0.43)%	7.40%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
MSCI All Country World Small Mid Cap Index (net div) ∆	19.70%	7.07%	9.99%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 5.80%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	67,121,542	Total Management Fee ($)#:	658,524
Total Number of Holdings:	111	Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Top ten holdings
GFL Environmental, Inc.	1.8%
TechnipFMC PLC	1.7%
OBIC Co. Ltd.	1.7%
Cranswick PLC	1.5%
Okta, Inc.	1.5%
STERIS PLC	1.5%
Shizuoka Financial Group, Inc.	1.4%
Elis S.A.	1.4%
Euronext N.V.	1.4%
Charles River Laboratories International, Inc.	1.4%
Issuer country weightings
United States	42.8%
Japan	12.2%
United Kingdom	9.2%
Canada	7.2%
Germany	6.0%
France	5.0%
Australia	3.6%
Norway	2.2%
Brazil	2.1%
Other Countries	9.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GNDR1-ANN

MFS® Global New Discovery Fund

Class R2-GLNKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$165	1.60%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R2 shares of the MFS Global New Discovery Fund (fund) provided a total return of 6.34%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 19.70%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection and underweight positions in both the real estate and financials sectors aided relative performance.
    The fund's avoidance of the utilities sector also benefited relative returns.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection and an underweight position in the information technology sector weighed on the fund's relative performance.
    Stock selection within both the industrials and materials sectors also hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	6.34%	0.06%	7.95%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
MSCI All Country World Small Mid Cap Index (net div) ∆	19.70%	7.07%	9.99%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	67,121,542	Total Management Fee ($)#:	658,524
Total Number of Holdings:	111	Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Top ten holdings
GFL Environmental, Inc.	1.8%
TechnipFMC PLC	1.7%
OBIC Co. Ltd.	1.7%
Cranswick PLC	1.5%
Okta, Inc.	1.5%
STERIS PLC	1.5%
Shizuoka Financial Group, Inc.	1.4%
Elis S.A.	1.4%
Euronext N.V.	1.4%
Charles River Laboratories International, Inc.	1.4%
Issuer country weightings
United States	42.8%
Japan	12.2%
United Kingdom	9.2%
Canada	7.2%
Germany	6.0%
France	5.0%
Australia	3.6%
Norway	2.2%
Brazil	2.1%
Other Countries	9.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GNDR2-ANN

MFS® Global New Discovery Fund

Class R3-GLNLX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$139	1.35%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R3 shares of the MFS Global New Discovery Fund (fund) provided a total return of 6.60%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 19.70%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection and underweight positions in both the real estate and financials sectors aided relative performance.
    The fund's avoidance of the utilities sector also benefited relative returns.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection and an underweight position in the information technology sector weighed on the fund's relative performance.
    Stock selection within both the industrials and materials sectors also hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	6.60%	0.31%	8.21%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
MSCI All Country World Small Mid Cap Index (net div) ∆	19.70%	7.07%	9.99%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 6.56%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	67,121,542	Total Management Fee ($)#:	658,524
Total Number of Holdings:	111	Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Top ten holdings
GFL Environmental, Inc.	1.8%
TechnipFMC PLC	1.7%
OBIC Co. Ltd.	1.7%
Cranswick PLC	1.5%
Okta, Inc.	1.5%
STERIS PLC	1.5%
Shizuoka Financial Group, Inc.	1.4%
Elis S.A.	1.4%
Euronext N.V.	1.4%
Charles River Laboratories International, Inc.	1.4%
Issuer country weightings
United States	42.8%
Japan	12.2%
United Kingdom	9.2%
Canada	7.2%
Germany	6.0%
France	5.0%
Australia	3.6%
Norway	2.2%
Brazil	2.1%
Other Countries	9.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GNDR3-ANN

MFS® Global New Discovery Fund

Class R4-GLNMX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$114	1.10%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R4 shares of the MFS Global New Discovery Fund (fund) provided a total return of 6.89%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 19.70%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection and underweight positions in both the real estate and financials sectors aided relative performance.
    The fund's avoidance of the utilities sector also benefited relative returns.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection and an underweight position in the information technology sector weighed on the fund's relative performance.
    Stock selection within both the industrials and materials sectors also hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	6.89%	0.57%	8.49%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
MSCI All Country World Small Mid Cap Index (net div) ∆	19.70%	7.07%	9.99%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 6.85%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	67,121,542	Total Management Fee ($)#:	658,524
Total Number of Holdings:	111	Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Top ten holdings
GFL Environmental, Inc.	1.8%
TechnipFMC PLC	1.7%
OBIC Co. Ltd.	1.7%
Cranswick PLC	1.5%
Okta, Inc.	1.5%
STERIS PLC	1.5%
Shizuoka Financial Group, Inc.	1.4%
Elis S.A.	1.4%
Euronext N.V.	1.4%
Charles River Laboratories International, Inc.	1.4%
Issuer country weightings
United States	42.8%
Japan	12.2%
United Kingdom	9.2%
Canada	7.2%
Germany	6.0%
France	5.0%
Australia	3.6%
Norway	2.2%
Brazil	2.1%
Other Countries	9.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GNDR4-ANN

MFS® Global New Discovery Fund

Class R6-GLNNX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$105	1.01%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R6 shares of the MFS Global New Discovery Fund (fund) provided a total return of 6.96%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 19.70%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection and underweight positions in both the real estate and financials sectors aided relative performance.
    The fund's avoidance of the utilities sector also benefited relative returns.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection and an underweight position in the information technology sector weighed on the fund's relative performance.
    Stock selection within both the industrials and materials sectors also hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	6.96%	0.65%	8.59%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
MSCI All Country World Small Mid Cap Index (net div) ∆	19.70%	7.07%	9.99%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	67,121,542	Total Management Fee ($)#:	658,524
Total Number of Holdings:	111	Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Top ten holdings
GFL Environmental, Inc.	1.8%
TechnipFMC PLC	1.7%
OBIC Co. Ltd.	1.7%
Cranswick PLC	1.5%
Okta, Inc.	1.5%
STERIS PLC	1.5%
Shizuoka Financial Group, Inc.	1.4%
Elis S.A.	1.4%
Euronext N.V.	1.4%
Charles River Laboratories International, Inc.	1.4%
Issuer country weightings
United States	42.8%
Japan	12.2%
United Kingdom	9.2%
Canada	7.2%
Germany	6.0%
France	5.0%
Australia	3.6%
Norway	2.2%
Brazil	2.1%
Other Countries	9.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GNDR6-ANN

MFS® U.S. Government
Money Market Fund

MCMXX
Annual Shareholder Report
This annual shareholder report contains important information about MFS U.S. Government Money Market Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MFS U.S. Government Money Market Fund	$46	0.45%
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	308,123,845	Total Management Fee ($)#:	$1,278,016
Total Number of Holdings:	23
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	62.3%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	37.7%
Composition including fixed income credit
quality
A-1+	51.6%
A-1	48.4%
Maturity breakdown
0 - 7 days	44.8%
8 - 29 days	5.5%
30 - 59 days	32.3%
60 - 89 days	8.9%
90 - 365 days	8.5%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at funds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MCM-ANN

MFS® Mid Cap Growth Fund

Class A-OTCAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$101	1.02%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class A shares of the MFS Mid Cap Growth Fund (fund) provided a total return of ‑1.50%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of ‑1.16%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection within the health care sector strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Stock selection within both the energy and materials sectors held back relative performance.
    The fund's underweight position in the industrials sector also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	(1.50)%	1.28%	10.85%
A with initial sales charge (5.75%)	(7.16)%	0.09%	10.19%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell Midcap® Growth Index ∆	(1.16)%	4.27%	12.06%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	12,963,583,519	Total Management Fee ($)#:	87,122,303
Total Number of Holdings:	105	Portfolio Turnover Rate (%):	64
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	27.4%
Health Care	20.2%
Industrials	16.9%
Communication Services	9.6%
Consumer Discretionary	8.2%
Energy	7.1%
Financials	5.1%
Materials	2.7%
Consumer Staples	0.8%
Utilities	0.8%
Real Estate	0.2%
Top ten holdings
Natera, Inc.	3.4%
Live Nation Entertainment, Inc.	3.0%
Cloudflare, Inc., "A"	2.9%
Snowflake, Inc., "A"	2.7%
Monolithic Power Systems, Inc.	2.7%
Ascendis Pharma A.S., ADR	2.6%
Revolution Medicines, Inc.	2.5%
Take-Two Interactive Software, Inc.	2.4%
Robinhood Markets, Inc.	2.1%
Axon Enterprise, Inc.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective June 10, 2026, the MFS Mid Cap Growth Fund revised its existing policy to invest at least 80% of its net assets in issuers with medium market capitalizations to reflect that the Fund will invest at least 80% of its net assets in growth companies with medium market capitalizations and expanded on the factors used to define issuers with medium market capitalizations and growth companies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
OTCA-ANN

MFS® Mid Cap Growth Fund

Class B-OTCBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$175	1.77%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class B shares of the MFS Mid Cap Growth Fund (fund) provided a total return of ‑2.22%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of ‑1.16%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection within the health care sector strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Stock selection within both the energy and materials sectors held back relative performance.
    The fund's underweight position in the industrials sector also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	(2.22)%	0.52%	10.02%
B with CDSC (declining over six years from 4% to 0%)×	(5.39)%	0.24%	10.02%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell Midcap® Growth Index ∆	(1.16)%	4.27%	12.06%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	12,963,583,519	Total Management Fee ($)#:	87,122,303
Total Number of Holdings:	105	Portfolio Turnover Rate (%):	64
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	27.4%
Health Care	20.2%
Industrials	16.9%
Communication Services	9.6%
Consumer Discretionary	8.2%
Energy	7.1%
Financials	5.1%
Materials	2.7%
Consumer Staples	0.8%
Utilities	0.8%
Real Estate	0.2%
Top ten holdings
Natera, Inc.	3.4%
Live Nation Entertainment, Inc.	3.0%
Cloudflare, Inc., "A"	2.9%
Snowflake, Inc., "A"	2.7%
Monolithic Power Systems, Inc.	2.7%
Ascendis Pharma A.S., ADR	2.6%
Revolution Medicines, Inc.	2.5%
Take-Two Interactive Software, Inc.	2.4%
Robinhood Markets, Inc.	2.1%
Axon Enterprise, Inc.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective June 10, 2026, the MFS Mid Cap Growth Fund revised its existing policy to invest at least 80% of its net assets in issuers with medium market capitalizations to reflect that the Fund will invest at least 80% of its net assets in growth companies with medium market capitalizations and expanded on the factors used to define issuers with medium market capitalizations and growth companies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
OTCB-ANN

MFS® Mid Cap Growth Fund

Class C-OTCCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$175	1.77%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class C shares of the MFS Mid Cap Growth Fund (fund) provided a total return of ‑2.26%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of ‑1.16%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection within the health care sector strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Stock selection within both the energy and materials sectors held back relative performance.
    The fund's underweight position in the industrials sector also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	(2.26)%	0.52%	10.01%
C with CDSC (1% for 12 months)×	(3.05)%	0.52%	10.01%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell Midcap® Growth Index ∆	(1.16)%	4.27%	12.06%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	12,963,583,519	Total Management Fee ($)#:	87,122,303
Total Number of Holdings:	105	Portfolio Turnover Rate (%):	64
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	27.4%
Health Care	20.2%
Industrials	16.9%
Communication Services	9.6%
Consumer Discretionary	8.2%
Energy	7.1%
Financials	5.1%
Materials	2.7%
Consumer Staples	0.8%
Utilities	0.8%
Real Estate	0.2%
Top ten holdings
Natera, Inc.	3.4%
Live Nation Entertainment, Inc.	3.0%
Cloudflare, Inc., "A"	2.9%
Snowflake, Inc., "A"	2.7%
Monolithic Power Systems, Inc.	2.7%
Ascendis Pharma A.S., ADR	2.6%
Revolution Medicines, Inc.	2.5%
Take-Two Interactive Software, Inc.	2.4%
Robinhood Markets, Inc.	2.1%
Axon Enterprise, Inc.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective June 10, 2026, the MFS Mid Cap Growth Fund revised its existing policy to invest at least 80% of its net assets in issuers with medium market capitalizations to reflect that the Fund will invest at least 80% of its net assets in growth companies with medium market capitalizations and expanded on the factors used to define issuers with medium market capitalizations and growth companies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
OTCC-ANN

MFS® Mid Cap Growth Fund

Class I-OTCIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$77	0.77%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class I shares of the MFS Mid Cap Growth Fund (fund) provided a total return of ‑1.23%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of ‑1.16%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection within the health care sector strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Stock selection within both the energy and materials sectors held back relative performance.
    The fund's underweight position in the industrials sector also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	(1.23)%	1.54%	11.12%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell Midcap® Growth Index ∆	(1.16)%	4.27%	12.06%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	12,963,583,519	Total Management Fee ($)#:	87,122,303
Total Number of Holdings:	105	Portfolio Turnover Rate (%):	64
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	27.4%
Health Care	20.2%
Industrials	16.9%
Communication Services	9.6%
Consumer Discretionary	8.2%
Energy	7.1%
Financials	5.1%
Materials	2.7%
Consumer Staples	0.8%
Utilities	0.8%
Real Estate	0.2%
Top ten holdings
Natera, Inc.	3.4%
Live Nation Entertainment, Inc.	3.0%
Cloudflare, Inc., "A"	2.9%
Snowflake, Inc., "A"	2.7%
Monolithic Power Systems, Inc.	2.7%
Ascendis Pharma A.S., ADR	2.6%
Revolution Medicines, Inc.	2.5%
Take-Two Interactive Software, Inc.	2.4%
Robinhood Markets, Inc.	2.1%
Axon Enterprise, Inc.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective June 10, 2026, the MFS Mid Cap Growth Fund revised its existing policy to invest at least 80% of its net assets in issuers with medium market capitalizations to reflect that the Fund will invest at least 80% of its net assets in growth companies with medium market capitalizations and expanded on the factors used to define issuers with medium market capitalizations and growth companies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
OTCI-ANN

MFS® Mid Cap Growth Fund

Class R1-OTCGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$175	1.77%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R1 shares of the MFS Mid Cap Growth Fund (fund) provided a total return of ‑2.23%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of ‑1.16%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection within the health care sector strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Stock selection within both the energy and materials sectors held back relative performance.
    The fund's underweight position in the industrials sector also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	(2.23)%	0.53%	10.02%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell Midcap® Growth Index ∆	(1.16)%	4.27%	12.06%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	12,963,583,519	Total Management Fee ($)#:	87,122,303
Total Number of Holdings:	105	Portfolio Turnover Rate (%):	64
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	27.4%
Health Care	20.2%
Industrials	16.9%
Communication Services	9.6%
Consumer Discretionary	8.2%
Energy	7.1%
Financials	5.1%
Materials	2.7%
Consumer Staples	0.8%
Utilities	0.8%
Real Estate	0.2%
Top ten holdings
Natera, Inc.	3.4%
Live Nation Entertainment, Inc.	3.0%
Cloudflare, Inc., "A"	2.9%
Snowflake, Inc., "A"	2.7%
Monolithic Power Systems, Inc.	2.7%
Ascendis Pharma A.S., ADR	2.6%
Revolution Medicines, Inc.	2.5%
Take-Two Interactive Software, Inc.	2.4%
Robinhood Markets, Inc.	2.1%
Axon Enterprise, Inc.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective June 10, 2026, the MFS Mid Cap Growth Fund revised its existing policy to invest at least 80% of its net assets in issuers with medium market capitalizations to reflect that the Fund will invest at least 80% of its net assets in growth companies with medium market capitalizations and expanded on the factors used to define issuers with medium market capitalizations and growth companies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
OTCR1-ANN

MFS® Mid Cap Growth Fund

Class R2-MCPRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$126	1.27%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R2 shares of the MFS Mid Cap Growth Fund (fund) provided a total return of ‑1.73%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of ‑1.16%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection within the health care sector strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Stock selection within both the energy and materials sectors held back relative performance.
    The fund's underweight position in the industrials sector also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	(1.73)%	1.03%	10.57%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell Midcap® Growth Index ∆	(1.16)%	4.27%	12.06%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	12,963,583,519	Total Management Fee ($)#:	87,122,303
Total Number of Holdings:	105	Portfolio Turnover Rate (%):	64
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	27.4%
Health Care	20.2%
Industrials	16.9%
Communication Services	9.6%
Consumer Discretionary	8.2%
Energy	7.1%
Financials	5.1%
Materials	2.7%
Consumer Staples	0.8%
Utilities	0.8%
Real Estate	0.2%
Top ten holdings
Natera, Inc.	3.4%
Live Nation Entertainment, Inc.	3.0%
Cloudflare, Inc., "A"	2.9%
Snowflake, Inc., "A"	2.7%
Monolithic Power Systems, Inc.	2.7%
Ascendis Pharma A.S., ADR	2.6%
Revolution Medicines, Inc.	2.5%
Take-Two Interactive Software, Inc.	2.4%
Robinhood Markets, Inc.	2.1%
Axon Enterprise, Inc.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective June 10, 2026, the MFS Mid Cap Growth Fund revised its existing policy to invest at least 80% of its net assets in issuers with medium market capitalizations to reflect that the Fund will invest at least 80% of its net assets in growth companies with medium market capitalizations and expanded on the factors used to define issuers with medium market capitalizations and growth companies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
OTCR2-ANN

MFS® Mid Cap Growth Fund
Class R3-OTCHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$101	1.02%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R3 shares of the MFS Mid Cap Growth Fund (fund) provided a total return of ‑1.51%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of ‑1.16%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection within the health care sector strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Stock selection within both the energy and materials sectors held back relative performance.
    The fund's underweight position in the industrials sector also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	(1.51)%	1.28%	10.85%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell Midcap® Growth Index ∆	(1.16)%	4.27%	12.06%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	12,963,583,519	Total Management Fee ($)#:	87,122,303
Total Number of Holdings:	105	Portfolio Turnover Rate (%):	64
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	27.4%
Health Care	20.2%
Industrials	16.9%
Communication Services	9.6%
Consumer Discretionary	8.2%
Energy	7.1%
Financials	5.1%
Materials	2.7%
Consumer Staples	0.8%
Utilities	0.8%
Real Estate	0.2%
Top ten holdings
Natera, Inc.	3.4%
Live Nation Entertainment, Inc.	3.0%
Cloudflare, Inc., "A"	2.9%
Snowflake, Inc., "A"	2.7%
Monolithic Power Systems, Inc.	2.7%
Ascendis Pharma A.S., ADR	2.6%
Revolution Medicines, Inc.	2.5%
Take-Two Interactive Software, Inc.	2.4%
Robinhood Markets, Inc.	2.1%
Axon Enterprise, Inc.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective June 10, 2026, the MFS Mid Cap Growth Fund revised its existing policy to invest at least 80% of its net assets in issuers with medium market capitalizations to reflect that the Fund will invest at least 80% of its net assets in growth companies with medium market capitalizations and expanded on the factors used to define issuers with medium market capitalizations and growth companies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
OTCR3-ANN

MFS® Mid Cap Growth Fund
Class R4-OTCJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$77	0.77%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R4 shares of the MFS Mid Cap Growth Fund (fund) provided a total return of ‑1.23%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of ‑1.16%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection within the health care sector strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Stock selection within both the energy and materials sectors held back relative performance.
    The fund's underweight position in the industrials sector also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	(1.23)%	1.54%	11.12%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell Midcap® Growth Index ∆	(1.16)%	4.27%	12.06%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	12,963,583,519	Total Management Fee ($)#:	87,122,303
Total Number of Holdings:	105	Portfolio Turnover Rate (%):	64
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	27.4%
Health Care	20.2%
Industrials	16.9%
Communication Services	9.6%
Consumer Discretionary	8.2%
Energy	7.1%
Financials	5.1%
Materials	2.7%
Consumer Staples	0.8%
Utilities	0.8%
Real Estate	0.2%
Top ten holdings
Natera, Inc.	3.4%
Live Nation Entertainment, Inc.	3.0%
Cloudflare, Inc., "A"	2.9%
Snowflake, Inc., "A"	2.7%
Monolithic Power Systems, Inc.	2.7%
Ascendis Pharma A.S., ADR	2.6%
Revolution Medicines, Inc.	2.5%
Take-Two Interactive Software, Inc.	2.4%
Robinhood Markets, Inc.	2.1%
Axon Enterprise, Inc.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective June 10, 2026, the MFS Mid Cap Growth Fund revised its existing policy to invest at least 80% of its net assets in issuers with medium market capitalizations to reflect that the Fund will invest at least 80% of its net assets in growth companies with medium market capitalizations and expanded on the factors used to define issuers with medium market capitalizations and growth companies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
OTCR4-ANN

MFS® Mid Cap Growth Fund

Class R6-OTCKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$65	0.65%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R6 shares of the MFS Mid Cap Growth Fund (fund) provided a total return of ‑1.12%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of ‑1.16%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection within the health care sector strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Stock selection within both the energy and materials sectors held back relative performance.
    The fund's underweight position in the industrials sector also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	(1.12)%	1.66%	11.25%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell Midcap® Growth Index ∆	(1.16)%	4.27%	12.06%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	12,963,583,519	Total Management Fee ($)#:	87,122,303
Total Number of Holdings:	105	Portfolio Turnover Rate (%):	64
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	27.4%
Health Care	20.2%
Industrials	16.9%
Communication Services	9.6%
Consumer Discretionary	8.2%
Energy	7.1%
Financials	5.1%
Materials	2.7%
Consumer Staples	0.8%
Utilities	0.8%
Real Estate	0.2%
Top ten holdings
Natera, Inc.	3.4%
Live Nation Entertainment, Inc.	3.0%
Cloudflare, Inc., "A"	2.9%
Snowflake, Inc., "A"	2.7%
Monolithic Power Systems, Inc.	2.7%
Ascendis Pharma A.S., ADR	2.6%
Revolution Medicines, Inc.	2.5%
Take-Two Interactive Software, Inc.	2.4%
Robinhood Markets, Inc.	2.1%
Axon Enterprise, Inc.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective June 10, 2026, the MFS Mid Cap Growth Fund revised its existing policy to invest at least 80% of its net assets in issuers with medium market capitalizations to reflect that the Fund will invest at least 80% of its net assets in growth companies with medium market capitalizations and expanded on the factors used to define issuers with medium market capitalizations and growth companies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
OTCR6-ANN

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller and Clarence Otis, Jr. and Ms. Paula E. Smith, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller and Otis and Ms. Smith are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to certain series of the Registrant and Ernst & Young LLP (“E&Y”) to serve in the same capacity to certain other series of the Registrant (each a "Fund" and collectively the "Funds"). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to each Fund's investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds (“MFS Related Entities”).

For the fiscal years ended August 31, 2026 and 2025, audit fees billed to each Fund by Deloitte and E&Y were as follows:

Fees Billed by Deloitte		Audit Fees
	2026	2025
MFS Mid Cap Growth Fund	59,885	58,164
MFS U.S. Government Money Market	42,977	41,749
Fund
Total	102,862	99,913

Fees Billed by E&Y		Audit Fees
	2026	2025
MFS Blended Research Emerging	71,454	71,196
Markets Equity Fund
MFS Blended Research International	71,454	71,196
Equity Fund
MFS Global New Discovery Fund	62,739	62,735
Total	205,647	205,127

For the fiscal years ended August 31, 2026 and 2025, fees billed by Deloitte and E&Y for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees Billed by Deloitte	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2026	2025	2026	2025	2026	2025
To MFS Mid Cap Growth	0	0	0	0	0	0
Fund
To MFS U.S. Government	0	0	0	0	0	0
Money Market Fund
Total fees billed by Deloitte	0	0	0	0	0	0
To above Funds

Fees Billed by Deloitte	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2026	2025	2026	2025	2026	2025
To MFS and MFS Related	0	0	0	0	0	452,513
Entities of MFS Mid Cap
Growth Fund*
To MFS and MFS Related	0	0	0	0	0	452,513
Entities of MFS U.S.
Government Money Market
Fund*
Fees Billed by Deloitte			Aggregate Fees for Non-audit Services
			2026		2025
To MFS Mid Cap Growth Fund, MFS and			0		470,440
MFS Related Entities#
To MFS U.S. Government Money Market			0		470,440
Fund, MFS and MFS Related Entities#

Fees Billed by E&Y	Audit-Related Fees1		Tax Fees2		All Other Fees4
	2026	2025	2026	2025	2026	2025

To MFS Blended Research	0	0	720	632	0	0
Emerging Markets Equity Fund
To MFS Blended Research	0	0	720	632	0	0
International Equity Fund
To MFS Global New Discovery	0	0	720	632	0	0
Fund
Total fees billed by E&Y	0	0	2,160	1,896	0	0
To above Funds

Fees Billed by E&Y	Audit-Related Fees1		Tax Fees2		All Other Fees4
	2026	2025	2026	2025	2026	2025

To MFS and MFS Related	0	0	0	0	95,568	153,600
Entities of MFS Blended
Research Emerging Markets
Equity Fund*
To MFS and MFS Related	0	0	0	0	95,568	153,600
Entities of MFS Blended
Research International Equity
Fund*
To MFS and MFS Related	0	0	0	0	95,568	153,600
Entities of MFS Global New
Discovery Fund*

Fees Billed by E&Y			Aggregate Fees for Non-audit Services
			2026		2025

To MFS Blended Research Emerging		346,268			398,283
Markets Equity Fund, MFS and MFS
Related Entities#
To MFS Blended Research International		346,268			398,283
Equity Fund, MFS and MFS Related
Entities#
To MFS Global New Discovery Fund,		346,268			398,283
MFS and MFS Related Entities#

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by Deloitte or E&Y for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.

1 The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3The fees included under “All Other Fees” are fees for products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

4The fees included under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre- approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

Item 4(i):

Not applicable.

Item 4(j):

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Blended Research Emerging Markets Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Blended Research Emerging Markets Equity Fund
Portfolio of Investments − 8/31/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 96.7%
Aerospace & Defense – 0.1%
Hindustan Aeronautics Ltd.	6,181	$311,812
Alcoholic Beverages – 0.8%
Ambev S.A.	481,400	$1,396,385
China Resources Beer Holdings Co. Ltd.	184,500	453,650
		$1,850,035
Apparel, Footwear, & Accessories – 0.4%
Chow Tai Fook Jewellery Group	593,400	$977,066
Auto & Auto Components – 3.5%
Geely Automobile Holdings Ltd.	144,000	$322,265
Hyundai Motor Co. Ltd.	652	191,869
Kia Corp.	8,402	804,225
Mahindra & Mahindra Ltd.	71,662	2,466,781
Maruti Suzuki India Ltd.	17,688	2,513,256
PT Astra International Tbk	4,126,700	1,118,157
Yadea Group Holdings Ltd.	252,000	299,946
		$7,716,499
Brokerage & Asset Managers – 1.1%
Banco BTG Pactual S.A.	77,625	$819,613
Investec Ltd.	72,004	621,594
Korea Investment Holdings Co. Ltd.	5,641	790,464
XP, Inc.	16,148	294,378
		$2,526,049
Business Services – 2.3%
Infosys Ltd.	130,689	$1,560,524
Kanzhun Ltd., ADR	80,614	1,399,459
Tata Consultancy Services Ltd.	90,251	2,268,472
		$5,228,455
Chemicals – 1.9%
Formosa Chemicals & Fibre Corp.	423,000	$910,753
LG Chem Ltd.	4,455	909,618
Nan Ya Plastics Corp.	85,000	645,962
SABIC Agri-Nutrients Co.	9,457	328,952
Sime Darby Berhad	1,028,500	664,208
UPL Ltd.	130,861	773,016
		$4,232,509
Conglomerates – 0.1%
Koc Holding A.S.	68,771	$306,235
BRKFS-ANN
1

MFS Blended Research Emerging Markets Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 2.3%
Anhui Conch Cement Co. Ltd.	561,000	$1,208,494
CEMEX S.A.B. de C.V., ADR	111,599	1,198,573
Midea Group Co. Ltd., “A”	158,000	2,062,746
Techtronic Industries Co. Ltd.	33,500	577,268
		$5,047,081
Electrical Equipment – 0.9%
Contemporary Amperex Technology Co. Ltd., “A”	27,000	$1,460,724
NARI Technology Co. Ltd., “A”	171,000	581,967
		$2,042,691
Energy - Independent – 3.9%
Bharat Petroleum Corp. Ltd.	427,124	$1,448,127
China Petroleum & Chemical Corp.	3,194,000	1,949,785
MOL Hungarian Oil & Gas PLC (a)	71,969	1,156,870
Orlen S.A.	5,664	234,403
PetroChina Co. Ltd.	2,480,000	3,228,070
Petronet LNG Ltd.	134,422	424,529
Ultrapar Participacoes S.A.	42,600	286,272
		$8,728,056
Engineering - Construction – 1.5%
Doosan Bobcat, Inc.	38,434	$1,742,388
Samsung E&A Co. Ltd.	44,430	1,520,533
		$3,262,921
Entertainment & Leisure – 4.7%
Giant Network Group Co. Ltd., “A”	157,900	$645,008
NetEase, Inc.	108,200	2,635,609
Tencent Holdings Ltd.	127,300	7,312,785
		$10,593,402
Food & Beverages – 2.2%
AVI Ltd.	205,091	$1,084,437
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	523,664	2,065,090
NongShim Co. Ltd.	1,302	421,918
Orion Corp.	13,907	1,320,992
		$4,892,437
Global Systemically Important Banks – 2.3%
China Construction Bank Corp.	4,231,000	$5,117,880
Hardware, Peripherals, & Assembly – 17.1%
Asustek Computer, Inc.	8,000	$251,939
Hon Hai Precision Industry Co. Ltd.	576,000	4,522,041
King Slide Works Co. Ltd.	1,000	447,008
Largan Precision Co. Ltd.	7,000	1,688,103
Lenovo Group Ltd.	832,000	3,188,549
Lite-On Technology Corp.	80,000	769,182
Samsung Electronics Co. Ltd.	70,276	13,233,662
SK hynix, Inc.	9,225	11,283,538
SK Square Co. Ltd.	3,553	2,663,276
2

MFS Blended Research Emerging Markets Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Hardware, Peripherals, & Assembly – continued
Wiwynn Corp.	1,000	$222,485
		$38,269,783
Insurance – 2.0%
AIA Group Ltd.	132,400	$1,287,946
China Pacific Insurance Co. Ltd.	203,200	783,408
DB Insurance Co. Ltd.	7,452	986,086
Old Mutual Ltd.	1,081,049	875,378
Samsung Fire & Marine Insurance Co. Ltd.	1,101	534,974
		$4,467,792
Machinery & Tools – 1.7%
AirTAC International Group	11,000	$494,136
Delta Electronics, Inc.	57,000	3,284,455
		$3,778,591
Medical & Health Technology & Services – 0.3%
Bumrungrad Hospital PCL	97,200	$561,333
Metals & Mining – 3.4%
Alrosa PJSC (a)(u)	143,843	$0
Aluminum Corp. of China Ltd.	378,000	411,336
AngloGold Ashanti PLC	12,207	1,371,090
Baoshan Iron & Steel Co. Ltd., “A”	1,385,300	1,199,796
Compania de Minas Buenaventura S.A.A., ADR	6,508	223,224
Industries Qatar Q.P.S.C.	335,064	919,332
Kumba Iron Ore Ltd. (l)	36,008	534,807
National Aluminium Co. Ltd.	54,824	219,013
Shandong Nanshan Aluminium Co. Ltd., “A”	329,100	236,097
Vale S.A.	89,000	1,337,177
Valterra Platinum Ltd.	2,627	224,605
Vedanta Aluminium Metal Ltd.	111,422	509,400
Vedanta Ltd.	117,717	344,069
		$7,529,946
Network & Telecom – 1.0%
Accton Technology Corp.	35,000	$2,245,287
Non-Global Systemically Important Banks – 12.7%
ABSA Group Ltd.	57,668	$819,841
Bank of Cyprus Holdings PLC	70,781	879,707
Canara Bank Ltd.	569,345	759,077
China Merchants Bank Co. Ltd.	353,500	2,295,596
Credicorp Ltd.	5,319	1,948,775
Emirates NBD Bank PJSC	322,738	2,660,670
Eurobank S.A.	209,982	1,118,546
Grupo Financiero Banorte S.A. de C.V.	213,152	2,413,635
HDFC Bank Ltd.	174,956	1,303,238
ICICI Bank Ltd.	90,935	1,386,363
KB Financial Group, Inc.	31,780	4,024,166
National Bank of Greece S.A.	137,160	2,689,290
Nedbank Group Ltd.	15,990	292,430
Power Finance Corp. Ltd.	74,534	263,348
3

MFS Blended Research Emerging Markets Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Non-Global Systemically Important Banks – continued
Saudi Awwal Bank	101,141	$918,582
Shinhan Financial Group Co. Ltd.	22,509	1,791,049
Shriram Finance Ltd.	111,375	1,298,734
Turkiye Is Bankasi A.S., “C”	1,453,424	380,673
Union Bank of India Ltd.	387,555	768,056
Yapi Kredi (a)	359,412	271,979
		$28,283,755
Pharmaceuticals & Biotechnology – 2.5%
Gedeon Richter PLC	30,237	$1,262,471
Hugel, Inc. (a)	1,204	221,692
Kalbe Farma Tbk PT	5,118,400	226,810
PharmaEssentia Corp.	15,000	659,637
Sun Pharmaceutical Industries Ltd.	141,430	2,949,218
WuXi AppTec Co. Ltd.	11,500	276,722
		$5,596,550
Real Estate – 0.4%
Emaar Development PJSC	229,640	$797,780
Retail & E-commerce – 2.6%
Alibaba Group Holding Ltd.	274,500	$3,916,687
Jarir Marketing Co.	94,148	430,795
PDD Holdings, Inc., ADR (a)	17,116	1,437,744
		$5,785,226
Semiconductor & Electronic Components – 19.5%
ASE Technology Holding Co. Ltd	154,000	$2,835,130
Asia Vital Components Co. Ltd.	3,000	323,908
ASPEED Technology, Inc.	1,100	554,261
Eoptolink Technology Inc., Ltd., “A”	2,500	148,444
MediaTek, Inc.	33,000	4,058,148
Micro-Star International Co. Ltd.	262,000	1,274,729
Novatek Microelectronics Corp.	103,000	1,753,357
Realtek Semiconductor Corp.	21,000	477,303
Samsung Electro-Mechanics Co. Ltd.	342	364,340
Taiwan Semiconductor Manufacturing Co. Ltd.	411,000	31,042,199
United Microelectronics Corp.	171,000	676,877
		$43,508,696
Software – 0.2%
Totvs S.A.	64,000	$437,861
Telecom Services – 2.1%
Advanced Info Service Public Co. Ltd.	138,300	$1,480,594
Etihad Etisalat Co.	45,615	812,775
LG Uplus Corp.	30,167	330,413
MTN Group Ltd.	46,448	545,132
Operadora de Sites Mexicanos, S.A.B. de C.V. (l)	228,166	227,006
PT Telekom Indonesia	9,609,800	1,406,246
		$4,802,166
4

MFS Blended Research Emerging Markets Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Transportation & Logistics – 0.8%
International Container Terminal Services, Inc.	125,290	$1,774,489
Travel, Gaming, & Lodging – 0.5%
H World Group Ltd., ADR	24,800	$1,173,536
Utilities – 1.9%
AXIA Energia	198,600	$2,035,999
CIA Saneamento Minas Gerais	94,682	1,009,030
Companhia de Saneamento Basico do Estado de Sao Paulo	61,641	300,737
Korea Electric Power Corp.	13,382	311,435
Saudi Energy Co.	135,827	631,998
		$4,289,199
Total Common Stocks (Identified Cost, $145,457,789)		$216,135,118
Preferred Stocks – 3.0%
Hardware, Peripherals, & Assembly – 1.9%
Samsung Electronics Co. Ltd.	31,479	$4,289,664
Non-Global Systemically Important Banks – 1.1%
Banco Bradesco S.A.	767,400	$2,545,880
Total Preferred Stocks (Identified Cost, $4,210,321)		$6,835,544

	Strike Price	First Exercise
Rights – 0.0%
Non-Global Systemically Important Banks – 0.0%
Banco Bradesco S.A. (a) (Identified Cost, $0)	BRL 17.64	9/15/26	25,622	$49

Mutual Funds (h) – 0.0%
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 3.75% (v) (Identified Cost, $8,651)	8,650	$8,651
Collateral for Securities Loaned – 0.3%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.62% (j) (Identified Cost, $625,616)	625,616	$625,616
Other Assets, Less Liabilities – (0.0)%		(73,052)
Net Assets – 100.0%		$223,531,926

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $8,651 and
$223,596,327, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(u)
The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

5

MFS Blended Research Emerging Markets Equity Fund
Portfolio of Investments – continued

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
See Notes to Financial Statements
6

MFS Blended Research Emerging Markets Equity Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/26 Assets
Investments in unaffiliated issuers, at value, including $585,284 of securities on loan (identified cost, $150,293,726)	$223,596,327
Investments in affiliated issuers, at value (identified cost, $8,651)	8,651
Foreign currency, at value (identified cost, $55,094)	55,209
Receivables for
Investments sold	159,429
Fund shares sold	526,383
Interest and dividends	313,368
Receivable from investment adviser	117,590
Other assets	905
Total assets	$224,777,862
Liabilities
Payable to custodian	$38,830
Payables for
Investments purchased	69,195
Fund shares reacquired	205,813
Collateral for securities loaned, at value	625,616
Payable to affiliates
Administrative services fee	448
Shareholder servicing costs	35,581
Distribution and service fees	777
Payable for independent Trustees' compensation	9
Deferred foreign capital gains tax expense payable	10,482
Accrued expenses and other liabilities	259,185
Total liabilities	$1,245,936
Net assets	$223,531,926
Net assets consist of
Paid-in capital	$143,367,814
Total distributable earnings (loss)	80,164,112
Net assets	$223,531,926
Shares of beneficial interest outstanding	9,675,267

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$22,307,338	968,147	$23.04
Class B	429,161	18,884	22.73
Class C	588,648	25,848	22.77
Class I	110,489,589	4,788,447	23.07
Class R1	145,061	6,347	22.86
Class R2	148,254	6,453	22.97
Class R3	1,367,221	59,421	23.01
Class R4	162,721	7,030	23.15
Class R6	87,893,933	3,794,690	23.16

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $24.45 [100 / 94.25 x $23.04]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
7

MFS Blended Research Emerging Markets Equity Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 8/31/26 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$4,925,165
Dividends from affiliated issuers	72,685
Other	46,929
Income on securities loaned	5,147
Foreign taxes withheld	(561,212)
Total investment income	$4,488,714
Expenses
Management fee	$957,400
Distribution and service fees	46,782
Shareholder servicing costs	106,017
Administrative services fee	32,969
Independent Trustees' compensation	5,285
Custodian fee	380,099
Shareholder communications	14,952
Audit and tax fees	153,704
Legal fees	680
Registration fees	178,013
Miscellaneous	45,028
Total expenses	$1,920,929
Reduction of expenses by investment adviser	(649,404)
Net expenses	$1,271,525
Net investment income (loss)	$3,217,189
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $160,771 foreign capital gains tax)	$9,018,865
Affiliated issuers	863
Foreign currency	(186,034)
Net realized gain (loss)	$8,833,694
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $96,439 decrease in deferred foreign capital gains tax)	$46,543,316
Translation of assets and liabilities in foreign currencies	2,538
Net unrealized gain (loss)	$46,545,854
Net realized and unrealized gain (loss)	$55,379,548
Change in net assets from operations	$58,596,737
See Notes to Financial Statements
8

MFS Blended Research Emerging Markets Equity Fund
Financial Statements |  Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	8/31/26	8/31/25
Change in net assets
From operations
Net investment income (loss)	$3,217,189	$2,042,033
Net realized gain (loss)	8,833,694	2,544,953
Net unrealized gain (loss)	46,545,854	12,779,728
Change in net assets from operations	$58,596,737	$17,366,714
Total distributions to shareholders	$(3,631,272)	$(2,200,770)
Change in net assets from fund share transactions	$63,463,846	$(1,292,675)
Total change in net assets	$118,429,311	$13,873,269
Net assets
At beginning of period	105,102,615	91,229,346
At end of period	$223,531,926	$105,102,615
See Notes to Financial Statements
9

MFS Blended Research Emerging Markets Equity Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$16.51	$14.18	$12.24	$12.11	$15.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.36	$0.28	$0.32	$0.32	$0.37
Net realized and unrealized gain (loss)	6.59	2.36	1.92	0.12	(3.70)
Total from investment operations	$6.95	$2.64	$2.24	$0.44	$(3.33)
Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.31)	$(0.30)	$(0.31)	$(0.25)
From net realized gain	(0.04)	—	—	—	(0.27)
Total distributions declared to shareholders	$(0.42)	$(0.31)	$(0.30)	$(0.31)	$(0.52)
Net asset value, end of period (x)	$23.04	$16.51	$14.18	$12.24	$12.11
Total return (%) (r)(s)(t)(x)	42.92	19.06	18.72	3.79	(21.42)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.41	1.56	1.97	2.44	1.94
Expenses after expense reductions	1.00	1.24	1.24	1.24	1.24
Net investment income (loss)	1.76	1.91	2.46	2.69	2.62
Portfolio turnover rate	80	57	58	63	58
Net assets at end of period (000 omitted)	$22,307	$6,167	$5,202	$4,331	$4,797

Class B	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$16.29	$14.00	$12.09	$11.96	$15.75
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.17	$0.21	$0.23	$0.28
Net realized and unrealized gain (loss)	6.55	2.33	1.91	0.13	(3.67)
Total from investment operations	$6.72	$2.50	$2.12	$0.36	$(3.39)
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.21)	$(0.21)	$(0.23)	$(0.13)
From net realized gain	(0.04)	—	—	—	(0.27)
Total distributions declared to shareholders	$(0.28)	$(0.21)	$(0.21)	$(0.23)	$(0.40)
Net asset value, end of period (x)	$22.73	$16.29	$14.00	$12.09	$11.96
Total return (%) (r)(s)(t)(x)	41.82	18.14	17.80	3.07	(21.98)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.17	2.31	2.73	3.18	2.71
Expenses after expense reductions	1.79	1.99	1.99	1.99	1.99
Net investment income (loss)	0.84	1.14	1.66	1.96	2.02
Portfolio turnover rate	80	57	58	63	58
Net assets at end of period (000 omitted)	$429	$325	$286	$256	$276

See Notes to Financial Statements
10

MFS Blended Research Emerging Markets Equity Fund
Financial Highlights - continued
Class C	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$16.37	$14.03	$12.11	$11.95	$15.72
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.16	$0.20	$0.23	$0.26
Net realized and unrealized gain (loss)	6.52	2.36	1.92	0.13	(3.65)
Total from investment operations	$6.73	$2.52	$2.12	$0.36	$(3.39)
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.18)	$(0.20)	$(0.20)	$(0.11)
From net realized gain	(0.04)	—	—	—	(0.27)
Total distributions declared to shareholders	$(0.33)	$(0.18)	$(0.20)	$(0.20)	$(0.38)
Net asset value, end of period (x)	$22.77	$16.37	$14.03	$12.11	$11.95
Total return (%) (r)(s)(t)(x)	41.77	18.16	17.79	3.08	(22.02)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.15	2.31	2.74	3.18	2.69
Expenses after expense reductions	1.74	1.99	1.99	1.99	1.99
Net investment income (loss)	1.02	1.08	1.55	1.95	1.85
Portfolio turnover rate	80	57	58	63	58
Net assets at end of period (000 omitted)	$589	$153	$127	$177	$224

Class I	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$16.52	$14.19	$12.26	$12.14	$16.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.43	$0.31	$0.35	$0.36	$0.39
Net realized and unrealized gain (loss)	6.56	2.37	1.92	0.12	(3.69)
Total from investment operations	$6.99	$2.68	$2.27	$0.48	$(3.30)
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.35)	$(0.34)	$(0.36)	$(0.29)
From net realized gain	(0.04)	—	—	—	(0.27)
Total distributions declared to shareholders	$(0.44)	$(0.35)	$(0.34)	$(0.36)	$(0.56)
Net asset value, end of period (x)	$23.07	$16.52	$14.19	$12.26	$12.14
Total return (%) (r)(s)(t)(x)	43.23	19.31	19.00	4.06	(21.21)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.14	1.32	1.71	2.19	1.67
Expenses after expense reductions	0.74	0.99	0.99	0.99	0.99
Net investment income (loss)	2.08	2.11	2.72	2.98	2.77
Portfolio turnover rate	80	57	58	63	58
Net assets at end of period (000 omitted)	$110,490	$32,721	$33,803	$20,793	$17,811

See Notes to Financial Statements
11

MFS Blended Research Emerging Markets Equity Fund
Financial Highlights - continued
Class R1	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$16.37	$14.06	$12.15	$12.03	$15.84
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.28	$0.31	$0.32	$0.39
Net realized and unrealized gain (loss)	6.57	2.34	1.91	0.12	(3.70)
Total from investment operations	$6.89	$2.62	$2.22	$0.44	$(3.31)
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.31)	$(0.31)	$(0.32)	$(0.23)
From net realized gain	(0.04)	—	—	—	(0.27)
Total distributions declared to shareholders	$(0.40)	$(0.31)	$(0.31)	$(0.32)	$(0.50)
Net asset value, end of period (x)	$22.86	$16.37	$14.06	$12.15	$12.03
Total return (%) (r)(s)(t)(x)	42.90	19.07	18.67	3.82	(21.43)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.41	1.56	1.98	2.44	1.96
Expenses after expense reductions	1.03	1.24	1.24	1.24	1.24
Net investment income (loss)	1.61	1.89	2.42	2.72	2.82
Portfolio turnover rate	80	57	58	63	58
Net assets at end of period (000 omitted)	$145	$102	$85	$72	$69

Class R2	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$16.46	$14.13	$12.21	$12.08	$15.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.24	$0.28	$0.30	$0.36
Net realized and unrealized gain (loss)	6.60	2.37	1.91	0.12	(3.73)
Total from investment operations	$6.87	$2.61	$2.19	$0.42	$(3.37)
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.28)	$(0.27)	$(0.29)	$(0.21)
From net realized gain	(0.04)	—	—	—	(0.27)
Total distributions declared to shareholders	$(0.36)	$(0.28)	$(0.27)	$(0.29)	$(0.48)
Net asset value, end of period (x)	$22.97	$16.46	$14.13	$12.21	$12.08
Total return (%) (r)(s)(t)(x)	42.47	18.83	18.35	3.61	(21.67)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.66	1.81	2.23	2.69	2.22
Expenses after expense reductions	1.28	1.49	1.49	1.49	1.49
Net investment income (loss)	1.36	1.64	2.18	2.48	2.57
Portfolio turnover rate	80	57	58	63	58
Net assets at end of period (000 omitted)	$148	$104	$88	$73	$71

See Notes to Financial Statements
12

MFS Blended Research Emerging Markets Equity Fund
Financial Highlights - continued
Class R3	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$16.51	$14.18	$12.24	$12.12	$15.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.37	$0.30	$0.32	$0.32	$0.41
Net realized and unrealized gain (loss)	6.56	2.34	1.92	0.13	(3.75)
Total from investment operations	$6.93	$2.64	$2.24	$0.45	$(3.34)
Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.31)	$(0.30)	$(0.33)	$(0.25)
From net realized gain	(0.04)	—	—	—	(0.27)
Total distributions declared to shareholders	$(0.43)	$(0.31)	$(0.30)	$(0.33)	$(0.52)
Net asset value, end of period (x)	$23.01	$16.51	$14.18	$12.24	$12.12
Total return (%) (r)(s)(t)(x)	42.85	19.06	18.76	3.83	(21.45)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.40	1.54	1.98	2.43	1.99
Expenses after expense reductions	0.99	1.24	1.24	1.24	1.24
Net investment income (loss)	1.80	2.03	2.46	2.68	2.96
Portfolio turnover rate	80	57	58	63	58
Net assets at end of period (000 omitted)	$1,367	$240	$134	$119	$118

Class R4	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$16.57	$14.22	$12.28	$12.16	$16.03
Income (loss) from investment operations
Net investment income (loss) (d)	$0.38	$0.29	$0.34	$0.36	$0.43
Net realized and unrealized gain (loss)	6.64	2.40	1.94	0.12	(3.74)
Total from investment operations	$7.02	$2.69	$2.28	$0.48	$(3.31)
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.34)	$(0.34)	$(0.36)	$(0.29)
From net realized gain	(0.04)	—	—	—	(0.27)
Total distributions declared to shareholders	$(0.44)	$(0.34)	$(0.34)	$(0.36)	$(0.56)
Net asset value, end of period (x)	$23.15	$16.57	$14.22	$12.28	$12.16
Total return (%) (r)(s)(t)(x)	43.25	19.37	19.01	4.05	(21.24)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.16	1.33	1.73	2.19	1.72
Expenses after expense reductions	0.78	0.99	0.99	0.99	0.99
Net investment income (loss)	1.87	1.97	2.66	2.97	3.12
Portfolio turnover rate	80	57	58	63	58
Net assets at end of period (000 omitted)	$163	$108	$141	$113	$104

See Notes to Financial Statements
13

MFS Blended Research Emerging Markets Equity Fund
Financial Highlights - continued
Class R6	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$16.58	$14.24	$12.30	$12.17	$16.04
Income (loss) from investment operations
Net investment income (loss) (d)	$0.35	$0.33	$0.38	$0.37	$0.45
Net realized and unrealized gain (loss)	6.68	2.37	1.91	0.13	(3.75)
Total from investment operations	$7.03	$2.70	$2.29	$0.50	$(3.30)
Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.36)	$(0.35)	$(0.37)	$(0.30)
From net realized gain	(0.04)	—	—	—	(0.27)
Total distributions declared to shareholders	$(0.45)	$(0.36)	$(0.35)	$(0.37)	$(0.57)
Net asset value, end of period (x)	$23.16	$16.58	$14.24	$12.30	$12.17
Total return (%) (r)(s)(t)(x)	43.33	19.43	19.11	4.24	(21.18)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.09	1.22	1.60	2.08	1.64
Expenses after expense reductions	0.73	0.91	0.90	0.88	0.90
Net investment income (loss)	1.79	2.24	2.92	3.08	3.23
Portfolio turnover rate	80	57	58	63	58
Net assets at end of period (000 omitted)	$87,894	$65,184	$51,364	$22,363	$16,523

(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
14

MFS Blended Research Emerging Markets Equity Fund
Notes to Financial Statements
(1) Business and Organization
MFS Blended Research Emerging Markets Equity Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
15

MFS Blended Research Emerging Markets Equity Fund
Notes to Financial Statements  - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Taiwan	$12,855,743	$46,281,157	$—	$59,136,900
South Korea	26,373,057	21,363,245	—	47,736,302
China	17,365,845	29,422,614	—	46,788,459
India	9,704,497	11,862,536	—	21,567,033
Brazil	10,463,381	—	—	10,463,381
South Africa	6,369,314	—	—	6,369,314
Mexico	3,839,214	—	—	3,839,214
Greece	3,807,836	—	—	3,807,836
United Arab Emirates	3,458,450	—	—	3,458,450
Other Countries	14,003,892	5,799,930	0	19,803,822
Investment Companies	634,267	—	—	634,267
Total	$108,875,496	$114,729,482	$0	$223,604,978
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 8/31/25	$0
Realized gain (loss)	(278,701)
Change in unrealized appreciation or depreciation	438,783
Sales	(160,082)
Balance as of 8/31/26	$0
16

MFS Blended Research Emerging Markets Equity Fund
Notes to Financial Statements  - continued
The net change in unrealized appreciation or depreciation from investments held as level 3 at August 31, 2026 is $0. At August 31, 2026, the fund held one level 3 security valued at $0 which was also held and valued at $0 at August 31, 2025.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $585,284.  The fair value of the fund's investment securities on loan and a related liability of $625,616 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three-year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
17

MFS Blended Research Emerging Markets Equity Fund
Notes to Financial Statements  - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 8/31/26	Year ended 8/31/25
Ordinary income (including any short-term capital gains)	$3,300,135	$2,200,770
Long-term capital gains	331,137	—
Total distributions	$3,631,272	$2,200,770
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/26
Cost of investments	$157,334,342
Gross appreciation	71,787,785
Gross depreciation	(5,517,149)
Net unrealized appreciation (depreciation)	$66,270,636
Undistributed ordinary income	10,254,012
Undistributed long-term capital gain	3,694,580
Other temporary differences	(55,116)
Total distributable earnings (loss)	$80,164,112
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 8/31/26	Year ended 8/31/25
Class A	$267,635	$112,306
Class B	5,629	4,308
Class C	4,424	1,598
Class I	1,553,068	784,852
Class R1	2,493	1,897
Class R2	2,289	1,728
Class R3	19,964	3,232
Class R4	2,886	2,177
Class R6	1,772,884	1,288,672
Total	$3,631,272	$2,200,770
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period from September 1, 2025 through February 28, 2026, the management fee was computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
18

MFS Blended Research Emerging Markets Equity Fund
Notes to Financial Statements  - continued
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion	0.675%
Effective March 1, 2026, the management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $5 billion	0.45%
In excess of $5 billion	0.40%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2026. For the year ended August 31, 2026, this management fee reduction amounted to $22,956, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended August 31, 2026 was equivalent to an annual effective rate of 0.56% of the fund's average daily net assets.
For the period from September 1, 2025 through February 28, 2026, the investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses did not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
1.24%	1.99%	1.99%	0.99%	1.99%	1.49%	1.24%	0.99%	0.93%
This written agreement terminated on February 28, 2026. For the period from September 1, 2025 through February 28, 2026, this reduction amounted to $167,387, which is included in the reduction of total expenses in the Statement of Operations.
Effective March 1, 2026, the investment adviser has agreed in writing to pay a portion of the fund's total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class's average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.85%	1.60%	1.60%	0.60%	1.60%	1.10%	0.85%	0.60%	0.54%
This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2027. For the period from March 1, 2026 through August 31, 2026, this reduction amounted to $459,061, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $2,966 for the year ended August 31, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
19

MFS Blended Research Emerging Markets Equity Fund
Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$36,072
Class B	0.75%	0.25%	1.00%	1.00%	3,915
Class C	0.75%	0.25%	1.00%	1.00%	3,369
Class R1	0.75%	0.25%	1.00%	0.25%	313
Class R2	0.25%	0.25%	0.50%	0.50%	640
Class R3	—	0.25%	0.25%	0.25%	2,473
Total Distribution and Service Fees					$46,782
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended August 31, 2026, there were no service fee rebates. For the year ended August 31, 2026, the 0.75% distribution fee was not imposed for Class R1 shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended August 31, 2026, were as follows:
Amount
Class A	$15
Class B	—
Class C	34
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2026, the fee was $15,179, which equated to 0.0091% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended August 31, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $90,838.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended August 31, 2026 was equivalent to an annual effective rate of 0.0198% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
At August 31, 2026, MFS held approximately 99% and 95% of the outstanding shares of Class R2 and Class R4, respectively, and 100% of the outstanding shares of Class R1.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended August 31, 2026, this reimbursement amounted to $46,890, which is included in “Other” income in the Statement of Operations.
20

MFS Blended Research Emerging Markets Equity Fund
Notes to Financial Statements  - continued
(4) Portfolio Securities
For the year ended August 31, 2026, purchases and sales of investments, other than short-term obligations, aggregated $193,516,496 and $131,293,032, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 8/31/26		Year ended 8/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,259,517	$24,942,219	197,688	$3,035,345
Class B	863	17,284	—	—
Class C	17,805	366,659	1,240	19,611
Class I	5,939,197	115,320,278	454,423	6,718,460
Class R2	7	155	—	—
Class R3	48,125	907,047	5,227	74,086
Class R4	319	7,219	96	1,374
Class R6	2,475,558	52,250,359	877,012	13,121,161
	9,741,391	$193,811,220	1,535,686	$22,970,037
Shares issued to shareholders in reinvestment of distributions
Class A	15,417	$267,635	8,074	$112,306
Class B	327	5,629	312	4,308
Class C	256	4,424	115	1,598
Class I	89,294	1,549,259	56,386	783,768
Class R1	145	2,493	137	1,897
Class R2	132	2,289	124	1,728
Class R3	1,152	19,964	232	3,232
Class R4	166	2,886	156	2,177
Class R6	96,600	1,681,804	92,444	1,288,672
	203,489	$3,536,383	157,980	$2,199,686
Shares reacquired
Class A	(680,178)	$(13,771,594)	(199,144)	$(3,095,330)
Class B	(2,237)	(45,407)	(786)	(11,947)
Class C	(1,548)	(30,471)	(1,085)	(15,466)
Class I	(3,220,203)	(65,686,975)	(912,997)	(13,587,111)
Class R2	(8)	(156)	—	—
Class R3	(4,384)	(93,652)	(381)	(5,541)
Class R4	—	—	(3,642)	(52,307)
Class R6	(2,708,646)	(54,255,502)	(645,980)	(9,694,696)
	(6,617,204)	$(133,883,757)	(1,764,015)	$(26,462,398)
21

MFS Blended Research Emerging Markets Equity Fund
Notes to Financial Statements  - continued
	Year ended 8/31/26		Year ended 8/31/25
	Shares	Amount	Shares	Amount
Net change
Class A	594,756	$11,438,260	6,618	$52,321
Class B	(1,047)	(22,494)	(474)	(7,639)
Class C	16,513	340,612	270	5,743
Class I	2,808,288	51,182,562	(402,188)	(6,084,883)
Class R1	145	2,493	137	1,897
Class R2	131	2,288	124	1,728
Class R3	44,893	833,359	5,078	71,777
Class R4	485	10,105	(3,390)	(48,756)
Class R6	(136,488)	(323,339)	323,476	4,715,137
	3,327,676	$63,463,846	(70,349)	$(1,292,675)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2050 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2055 Fund, and the MFS Lifetime 2060 Fund were the owners of record of approximately 3%, 2%, 2%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2065 Fund and the MFS Lifetime 2070 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended August 31, 2026, the fund’s commitment fee and interest expense were $685 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended August 31, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,284,533	$135,079,070	$136,355,815	$863	$—	$8,651

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$72,685	$—
22

MFS Blended Research Emerging Markets Equity Fund
Notes to Financial Statements  - continued
(8) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.
23

MFS Blended Research Emerging Markets Equity Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of MFS Blended Research Emerging Markets Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Blended Research Emerging Markets Equity Fund (the “Fund”) (one of the funds constituting MFS Series Trust IV (the “Trust”)), including the portfolio of investments, as of August 31, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust IV) at August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
October 16, 2026
24

MFS Blended Research Emerging Markets Equity Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $1,219,000 as capital gain dividends paid during the fiscal year.
Income derived from foreign sources was $4,925,219. The fund intends to pass through foreign tax credits of $689,981 for the fiscal year.
25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Emerging Markets Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Emerging Markets Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research Emerging Markets Equity Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
26

MFS Blended Research Emerging Markets Equity Fund
Board Review of Investment Advisory Agreement
MFS Blended Research Emerging Markets Equity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of several months beginning in April and ending in July, 2026 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2025 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2025, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 2nd quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2025 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
27

MFS Blended Research Emerging Markets Equity Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2026.
28

MFS Blended Research International Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Blended Research International Equity Fund
Portfolio of Investments − 8/31/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 97.4%
Aerospace & Defense – 0.5%
MTU Aero Engines Holding AG	43,883	$17,947,338
Rolls-Royce Holdings PLC	766,500	15,812,918
		$33,760,256
Alcoholic Beverages – 1.0%
Ambev S.A.	21,371,700	$61,992,387
Apparel, Footwear, & Accessories – 1.3%
Burberry Group PLC (a)	752,372	$11,026,650
Christian Dior S.A.	22,964	10,808,233
Compagnie Financiere Richemont S.A.	120,650	28,679,282
LVMH Moet Hennessy Louis Vuitton SE	50,516	26,598,208
		$77,112,373
Auto & Auto Components – 2.1%
Compagnie Generale des Etablissements Michelin	1,210,399	$49,207,841
Mahindra & Mahindra Ltd.	591,108	20,347,383
Maruti Suzuki India Ltd.	73,120	10,389,489
PT Astra International Tbk	77,797,400	21,079,736
Suzuki Motor Corp.	1,978,600	27,469,454
		$128,493,903
Brokerage & Asset Managers – 1.1%
Brookfield Corp.	1,349,865	$55,593,848
XP, Inc.	665,033	12,123,552
		$67,717,400
Business Services – 3.5%
CGI, Inc.	137,395	$10,345,642
Infosys Ltd.	2,772,670	33,107,737
ISS A/S	491,285	22,001,311
Kanzhun Ltd., ADR	1,212,476	21,048,583
Recruit Holdings Co. Ltd.	652,100	73,585,613
Scout24 AG	207,743	19,256,041
Tata Consultancy Services Ltd.	1,544,394	38,818,572
		$218,163,499
Chemicals – 0.5%
Nitto Denko Corp.	452,800	$9,928,433
UPL Ltd.	2,421,897	14,306,511
Yara International A.S.A.	192,375	9,388,415
		$33,623,359
BRXFS-ANN

MFS Blended Research International Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.6%
Anhui Conch Cement Co. Ltd.	8,359,500	$18,007,858
Compagnie de Saint-Gobain S.A.	542,021	49,309,034
Techtronic Industries Co. Ltd.	1,828,500	31,508,504
		$98,825,396
Diversified Financial Services – 0.5%
IG Group Holdings PLC	1,596,438	$30,132,992
Electrical Equipment – 1.3%
Contemporary Amperex Technology Co. Ltd., “A”	176,700	$9,559,631
Mitsubishi Electric Corp.	1,518,300	52,678,372
Signify N.V.	921,316	16,469,672
		$78,707,675
Energy - Independent – 4.6%
Cenovus Energy, Inc.	1,987,560	$63,845,140
Eni S.p.A.	921,475	24,944,245
PetroChina Co. Ltd.	37,792,000	49,191,622
Suncor Energy, Inc.	786,267	52,606,904
TotalEnergies SE	909,837	79,821,666
Woodside Energy Group Ltd.	626,761	14,597,010
		$285,006,587
Engineering - Construction – 1.5%
Doosan Bobcat, Inc.	582,537	$26,409,060
JGC Corp.	2,879,000	42,468,629
Koninklijke BAM Groep N.V.	1,787,364	24,124,418
		$93,002,107
Entertainment & Leisure – 3.6%
NetEase, Inc., ADR	473,090	$57,612,900
Sankyo Co. Ltd.	2,038,300	25,575,707
Sony Group Corp.	1,362,000	33,617,188
Tencent Holdings Ltd.	1,616,200	92,843,071
Yamaha Corp.	1,813,000	15,155,277
		$224,804,143
Food & Beverages – 1.2%
AVI Ltd.	2,154,766	$11,393,515
Glanbia PLC	454,891	11,698,298
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	5,812,200	22,920,646
Nomad Foods Ltd.	935,418	10,888,265
WH Group Ltd.	17,979,000	17,007,736
		$73,908,460
Food & Drug Stores – 2.1%
Carrefour S.A.	1,137,708	$20,714,577
Jeronimo Martins SGPS S.A.	1,813,636	37,919,303
Sugi Holdings Co. Ltd.	1,444,400	11,850,281
Tesco PLC	9,376,835	57,906,235
		$128,390,396

MFS Blended Research International Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Global Systemically Important Banks – 8.4%
Barclays PLC	9,438,903	$63,197,333
BNP Paribas S.A.	859,685	102,632,680
China Construction Bank Corp.	55,776,000	67,467,467
ING Groep N.V.	2,668,789	94,501,379
Mizuho Financial Group, Inc.	795,400	42,127,612
Société Générale S.A.	223,147	18,830,609
Toronto-Dominion Bank	241,569	29,224,629
UBS Group AG	1,798,190	98,501,705
		$516,483,414
Hardware, Peripherals, & Assembly – 8.5%
Amadeus IT Group S.A.	136,609	$9,238,240
Hitachi Ltd.	599,800	20,417,605
Hon Hai Precision Industry Co. Ltd.	8,075,000	63,394,936
Kioxia Holdings Corp. (a)	38,100	11,922,498
Lenovo Group Ltd.	16,546,000	63,410,730
Samsung Electronics Co. Ltd.	790,683	148,893,385
SK hynix, Inc.	106,369	130,105,002
SK Square Co. Ltd.	64,757	48,540,890
Wix.com Ltd. (a)	316,230	27,907,297
		$523,830,583
Insurance – 3.7%
AIA Group Ltd.	5,308,400	$51,638,462
DB Insurance Co. Ltd.	139,485	18,457,353
Hannover Rueck SE	40,272	12,078,059
Manulife Financial Corp.	790,406	33,527,882
Samsung Fire & Marine Insurance Co. Ltd.	25,687	12,481,262
Sompo Holdings, Inc.	1,872,700	80,101,694
Zurich Insurance Group AG	27,825	20,398,460
		$228,683,172
Machinery & Tools – 2.2%
Aalberts Industries N.V.	244,802	$12,465,888
Delta Electronics, Inc.	159,000	9,161,900
Finning International, Inc.	694,376	45,556,917
GEA Group AG	883,191	68,938,466
		$136,123,171
Media – 0.8%
Spotify Technology S.A. (a)	44,540	$24,212,835
Wolters Kluwer N.V.	294,561	24,237,705
		$48,450,540
Medical Equipment – 1.7%
Fisher & Paykel Healthcare Corp. Ltd.	1,065,347	$27,985,885
Koninklijke Philips N.V.	1,651,832	43,957,063
Smith & Nephew PLC	2,147,295	30,802,352
		$102,745,300

MFS Blended Research International Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – 7.5%
Agnico Eagle Mines Ltd.	162,969	$33,068,849
ArcelorMittal S.A.	290,244	21,610,210
Barrick Mining Corp.	671,737	30,127,474
Fortescue Ltd.	1,082,387	13,728,798
Itochu Corp.	2,744,800	36,282,173
Kinross Gold Corp.	2,010,244	61,556,878
OceanaGold Corp.	1,583,267	46,574,404
PLS Group Ltd. (a)	3,675,820	14,224,097
Rio Tinto PLC	831,791	85,421,927
Sojitz Corp.	346,400	12,116,845
Toyota Tsusho Corp.	1,536,400	71,919,870
Vale S.A.	2,382,100	35,789,770
		$462,421,295
Natural Gas - Pipeline – 0.4%
APA Group	3,457,433	$26,981,019
Network & Telecom – 0.9%
Accton Technology Corp.	361,000	$23,158,533
LM Ericsson Telephone Co., “B”	2,894,062	29,225,716
		$52,384,249
Non-Global Systemically Important Banks – 10.4%
AIB Group PLC	5,148,386	$65,571,851
Banco Bilbao Vizcaya Argentaria S.A.	3,474,854	101,026,456
BPER Banca S.p.A.	4,491,759	74,368,823
China Merchants Bank Co. Ltd.	3,392,000	22,027,329
Credicorp Ltd.	163,398	59,865,759
DBS Group Holdings Ltd.	1,329,880	80,979,240
Emirates NBD Bank PJSC	1,922,979	15,853,144
Grupo Financiero Banorte S.A. de C.V.	3,467,459	39,263,915
KB Financial Group, Inc.	460,809	58,350,285
National Bank of Greece S.A.	1,466,039	28,744,561
NatWest Group PLC	8,766,979	80,481,161
Raiffeisen International Bank Holding AG	226,029	16,750,298
		$643,282,822
Oil Services – 0.2%
Tenaris S.A.	467,133	$12,984,372
Pharmaceuticals & Biotechnology – 5.7%
Astellas Pharma, Inc.	1,748,900	$25,962,544
Bayer AG	340,781	19,411,699
Gedeon Richter PLC	390,300	16,296,005
GSK PLC	2,739,475	68,801,745
Novartis AG	664,761	101,365,053
Roche Holding AG	68,506	29,899,074
Sanofi S.A.	820,368	73,192,096
Swedish Orphan Biovitrum AB (a)	369,453	17,350,807
		$352,279,023

MFS Blended Research International Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 1.2%
Charter Hall Group, REIT	1,366,016	$18,912,093
Emaar Properties PJSC	6,028,654	17,726,749
Scentre Group Ltd., REIT	13,538,540	34,829,158
		$71,468,000
Retail & E-commerce – 1.9%
Aritzia, Inc. (a)	210,232	$20,033,436
Dollarama, Inc.	450,414	56,895,255
Next PLC	155,260	32,564,277
Vipshop Holdings Ltd., ADR	689,861	9,037,179
		$118,530,147
Semiconductor & Electronic Components – 10.2%
Advantest Corp.	93,600	$19,532,327
ASML Holding N.V.	89,666	151,207,139
Dai Nippon Printing Co. Ltd.	1,432,900	27,814,854
MediaTek, Inc.	425,000	52,264,025
Renesas Electronics Corp.	1,000,300	21,239,547
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	749,158	311,140,301
Tekscend Photomask Corp. (l)	525,800	12,235,582
Tokyo Electron Ltd.	96,700	33,815,352
		$629,249,127
Software – 0.6%
Check Point Software Technologies Ltd. (a)	145,410	$20,198,903
Constellation Software, Inc.	7,833	17,739,164
		$37,938,067
Telecom Services – 1.4%
Hellenic Telecommunications Organization S.A.	826,557	$19,009,719
KDDI Corp.	2,588,800	47,959,647
PT Telekom Indonesia	128,421,800	18,792,550
		$85,761,916
Tobacco – 1.1%
British American Tobacco PLC	1,018,782	$56,651,101
Imperial Brands PLC	308,443	10,538,153
		$67,189,254
Transportation & Logistics – 0.2%
Sankyu, Inc.	204,900	$10,681,735
Travel, Gaming, & Lodging – 1.6%
ANA Holdings, Inc.	643,800	$12,208,305
Aristocrat Leisure Ltd.	705,338	30,791,715
H World Group Ltd., ADR	286,753	13,569,152
Japan Airlines Co. Ltd.	1,450,700	27,229,053
Lottery Corp. Ltd.	3,806,735	13,612,249
		$97,410,474

MFS Blended Research International Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities – 2.4%
AXIA Energia	3,726,700	$38,205,229
CLP Holdings Ltd.	3,598,000	36,082,338
E.ON SE	2,351,989	48,628,738
ENGIE S.A.	944,967	27,001,597
		$149,917,902
Total Common Stocks (Identified Cost, $5,012,191,319)		$6,008,436,515
Preferred Stocks – 0.4%
Hardware, Peripherals, & Assembly – 0.4%
Samsung Electronics Co. Ltd. (Identified Cost, $14,855,668)	181,564	$24,741,843

	Strike Price	First Exercise
Warrants – 0.0%
Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a) (Identified Cost, $0)	CAD 11.5	N/A	3,156	$0

Mutual Funds (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 3.75% (v) (Identified Cost, $65,063,340)	65,059,880	$65,066,386
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.62% (j) (Identified Cost, $543)	543	$543
Other Assets, Less Liabilities – 1.1%		67,955,055
Net Assets – 100.0%		$6,166,200,342

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $65,066,386 and
$6,033,178,901, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See Notes to Financial Statements

MFS Blended Research International Equity Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/26 Assets
Investments in unaffiliated issuers, at value, including $517 of securities on loan (identified cost, $5,027,047,530)	$6,033,178,901
Investments in affiliated issuers, at value (identified cost, $65,063,340)	65,066,386
Foreign currency, at value (identified cost, $1,246,619)	1,249,066
Receivables for
Investments sold	644,710
Fund shares sold	65,149,375
Dividends	11,544,463
Other assets	54,582
Total assets	$6,176,887,483
Liabilities
Payables for
Investments purchased	$31
Fund shares reacquired	8,654,526
Collateral for securities loaned, at value	543
Payable to affiliates
Investment adviser	222,782
Administrative services fee	6,392
Shareholder servicing costs	919,973
Distribution and service fees	15,548
Payable for independent Trustees' compensation	172
Accrued expenses and other liabilities	867,174
Total liabilities	$10,687,141
Net assets	$6,166,200,342
Net assets consist of
Paid-in capital	$5,033,816,648
Total distributable earnings (loss)	1,132,383,694
Net assets	$6,166,200,342
Shares of beneficial interest outstanding	297,633,659

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$479,705,432	22,939,415	$20.91
Class B	174,545	8,576	20.35
Class C	11,423,853	569,455	20.06
Class I	4,186,071,060	202,342,987	20.69
Class R1	946,561	47,220	20.05
Class R2	4,888,127	239,233	20.43
Class R3	27,217,373	1,317,301	20.66
Class R4	25,935,707	1,252,687	20.70
Class R6	1,429,837,684	68,916,785	20.75

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $22.19 [100 / 94.25 x $20.91]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

MFS Blended Research International Equity Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 8/31/26 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$114,552,723
Dividends from affiliated issuers	1,810,289
Other	345,072
Income on securities loaned	251,035
Interest	2,755
Foreign taxes withheld	(9,808,270)
Total investment income	$107,153,604
Expenses
Management fee	$12,503,403
Distribution and service fees	889,844
Shareholder servicing costs	2,392,951
Administrative services fee	475,645
Independent Trustees' compensation	71,235
Custodian fee	984,267
Shareholder communications	138,132
Audit and tax fees	95,663
Legal fees	23,456
Miscellaneous	775,163
Total expenses	$18,349,759
Reduction of expenses by investment adviser and distributor	(485,986)
Net expenses	$17,863,773
Net investment income (loss)	$89,289,831
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $281,548 foreign capital gains tax)	$80,810,414
Affiliated issuers	20,407
Foreign currency	(896,580)
Net realized gain (loss)	$79,934,241
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $48,059 decrease in deferred foreign capital gains tax)	$739,791,089
Affiliated issuers	2,236
Translation of assets and liabilities in foreign currencies	(8,160)
Net unrealized gain (loss)	$739,785,165
Net realized and unrealized gain (loss)	$819,719,406
Change in net assets from operations	$909,009,237
See Notes to Financial Statements

MFS Blended Research International Equity Fund
Financial Statements |  Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	8/31/26	8/31/25
Change in net assets
From operations
Net investment income (loss)	$89,289,831	$25,388,003
Net realized gain (loss)	79,934,241	60,794,563
Net unrealized gain (loss)	739,785,165	115,662,277
Change in net assets from operations	$909,009,237	$201,844,843
Total distributions to shareholders	$(96,119,264)	$(34,846,365)
Change in net assets from fund share transactions	$3,921,724,679	$555,271,358
Total change in net assets	$4,734,614,652	$722,269,836
Net assets
At beginning of period	1,431,585,690	709,315,854
At end of period	$6,166,200,342	$1,431,585,690
See Notes to Financial Statements

MFS Blended Research International Equity Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$16.42	$14.21	$11.94	$10.77	$13.71
Income (loss) from investment operations
Net investment income (loss) (d)	$0.44	$0.36	$0.32	$0.33	$0.31
Net realized and unrealized gain (loss)	4.76	2.45	2.26	1.12	(2.57)
Total from investment operations	$5.20	$2.81	$2.58	$1.45	$(2.26)
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.42)	$(0.31)	$(0.19)	$(0.11)
From net realized gain	(0.45)	(0.18)	—	(0.09)	(0.57)
Total distributions declared to shareholders	$(0.71)	$(0.60)	$(0.31)	$(0.28)	$(0.68)
Net asset value, end of period (x)	$20.91	$16.42	$14.21	$11.94	$10.77
Total return (%) (r)(s)(t)(x)	32.58	20.82	22.08	13.60	(17.24)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.76	0.93	0.93	0.96	0.95
Expenses after expense reductions	0.75	0.90	0.89	0.89	0.89
Net investment income (loss)	2.33	2.44	2.52	2.90	2.44
Portfolio turnover rate	38	48	51	56	52
Net assets at end of period (000 omitted)	$479,705	$135,761	$31,423	$27,916	$18,999

Class B	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$16.00	$13.83	$11.62	$10.49	$13.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.23	$0.22	$0.23	$0.23
Net realized and unrealized gain (loss)	4.68	2.41	2.20	1.10	(2.55)
Total from investment operations	$4.93	$2.64	$2.42	$1.33	$(2.32)
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.29)	$(0.21)	$(0.11)	$(0.23)
From net realized gain	(0.45)	(0.18)	—	(0.09)	(0.57)
Total distributions declared to shareholders	$(0.58)	$(0.47)	$(0.21)	$(0.20)	$(0.80)
Net asset value, end of period (x)	$20.35	$16.00	$13.83	$11.62	$10.49
Total return (%) (r)(s)(t)(x)	31.57	19.93	21.15	12.81	(17.99)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.51	1.68	1.67	1.71	1.70
Expenses after expense reductions	1.50	1.65	1.64	1.64	1.64
Net investment income (loss)	1.40	1.62	1.76	2.05	1.85
Portfolio turnover rate	38	48	51	56	52
Net assets at end of period (000 omitted)	$175	$169	$152	$154	$161

See Notes to Financial Statements

MFS Blended Research International Equity Fund
Financial Highlights - continued
Class C	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$15.82	$13.75	$11.58	$10.48	$13.59
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.24	$0.23	$0.23	$0.23
Net realized and unrealized gain (loss)	4.55	2.37	2.18	1.09	(2.53)
Total from investment operations	$4.87	$2.61	$2.41	$1.32	$(2.30)
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.36)	$(0.24)	$(0.13)	$(0.24)
From net realized gain	(0.45)	(0.18)	—	(0.09)	(0.57)
Total distributions declared to shareholders	$(0.63)	$(0.54)	$(0.24)	$(0.22)	$(0.81)
Net asset value, end of period (x)	$20.06	$15.82	$13.75	$11.58	$10.48
Total return (%) (r)(s)(t)(x)	31.61	19.87	21.20	12.72	(17.91)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.52	1.68	1.68	1.71	1.70
Expenses after expense reductions	1.50	1.65	1.64	1.64	1.64
Net investment income (loss)	1.71	1.71	1.84	2.10	1.90
Portfolio turnover rate	38	48	51	56	52
Net assets at end of period (000 omitted)	$11,424	$1,832	$863	$418	$330

Class I	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$16.23	$14.04	$11.80	$10.63	$13.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.48	$0.41	$0.34	$0.36	$0.37
Net realized and unrealized gain (loss)	4.71	2.40	2.24	1.10	(2.59)
Total from investment operations	$5.19	$2.81	$2.58	$1.46	$(2.22)
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.44)	$(0.34)	$(0.20)	$(0.36)
From net realized gain	(0.45)	(0.18)	—	(0.09)	(0.57)
Total distributions declared to shareholders	$(0.73)	$(0.62)	$(0.34)	$(0.29)	$(0.93)
Net asset value, end of period (x)	$20.69	$16.23	$14.04	$11.80	$10.63
Total return (%) (r)(s)(t)(x)	32.97	21.08	22.39	13.92	(17.13)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.52	0.69	0.68	0.71	0.70
Expenses after expense reductions	0.50	0.65	0.64	0.64	0.64
Net investment income (loss)	2.55	2.81	2.75	3.14	3.09
Portfolio turnover rate	38	48	51	56	52
Net assets at end of period (000 omitted)	$4,186,071	$797,569	$276,337	$251,004	$176,391

See Notes to Financial Statements

MFS Blended Research International Equity Fund
Financial Highlights - continued
Class R1	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$15.76	$13.63	$11.48	$10.44	$13.51
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.21	$0.22	$0.23	$0.23
Net realized and unrealized gain (loss)	4.61	2.38	2.18	1.08	(2.53)
Total from investment operations	$4.87	$2.59	$2.40	$1.31	$(2.30)
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.28)	$(0.25)	$(0.18)	$(0.20)
From net realized gain	(0.45)	(0.18)	—	(0.09)	(0.57)
Total distributions declared to shareholders	$(0.58)	$(0.46)	$(0.25)	$(0.27)	$(0.77)
Net asset value, end of period (x)	$20.05	$15.76	$13.63	$11.48	$10.44
Total return (%) (r)(s)(t)(x)	31.68	19.83	21.25	12.68	(17.95)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.51	1.67	1.67	1.71	1.70
Expenses after expense reductions	1.50	1.65	1.64	1.64	1.64
Net investment income (loss)	1.43	1.51	1.83	2.08	1.95
Portfolio turnover rate	38	48	51	56	52
Net assets at end of period (000 omitted)	$947	$557	$1,105	$879	$314

Class R2	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$16.04	$13.88	$11.68	$10.55	$13.72
Income (loss) from investment operations
Net investment income (loss) (d)	$0.35	$0.31	$0.29	$0.31	$0.31
Net realized and unrealized gain (loss)	4.69	2.40	2.21	1.08	(2.57)
Total from investment operations	$5.04	$2.71	$2.50	$1.39	$(2.26)
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.37)	$(0.30)	$(0.17)	$(0.34)
From net realized gain	(0.45)	(0.18)	—	(0.09)	(0.57)
Total distributions declared to shareholders	$(0.65)	$(0.55)	$(0.30)	$(0.26)	$(0.91)
Net asset value, end of period (x)	$20.43	$16.04	$13.88	$11.68	$10.55
Total return (%) (r)(s)(t)(x)	32.25	20.49	21.83	13.31	(17.55)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.02	1.18	1.18	1.21	1.20
Expenses after expense reductions	1.00	1.15	1.14	1.14	1.14
Net investment income (loss)	1.91	2.20	2.37	2.76	2.61
Portfolio turnover rate	38	48	51	56	52
Net assets at end of period (000 omitted)	$4,888	$4,315	$3,143	$2,744	$1,261

See Notes to Financial Statements

MFS Blended Research International Equity Fund
Financial Highlights - continued
Class R3	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$16.22	$14.04	$11.81	$10.65	$13.82
Income (loss) from investment operations
Net investment income (loss) (d)	$0.39	$0.35	$0.33	$0.35	$0.32
Net realized and unrealized gain (loss)	4.75	2.42	2.22	1.09	(2.58)
Total from investment operations	$5.14	$2.77	$2.55	$1.44	$(2.26)
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.41)	$(0.32)	$(0.19)	$(0.34)
From net realized gain	(0.45)	(0.18)	—	(0.09)	(0.57)
Total distributions declared to shareholders	$(0.70)	$(0.59)	$(0.32)	$(0.28)	$(0.91)
Net asset value, end of period (x)	$20.66	$16.22	$14.04	$11.81	$10.65
Total return (%) (r)(s)(t)(x)	32.63	20.73	22.08	13.67	(17.37)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.77	0.94	0.93	0.96	0.95
Expenses after expense reductions	0.76	0.91	0.89	0.89	0.89
Net investment income (loss)	2.07	2.42	2.60	3.08	2.64
Portfolio turnover rate	38	48	51	56	52
Net assets at end of period (000 omitted)	$27,217	$5,322	$1,911	$1,228	$532

Class R4	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$16.24	$14.06	$11.81	$10.65	$13.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.48	$0.42	$0.39	$0.35	$0.38
Net realized and unrealized gain (loss)	4.71	2.38	2.20	1.11	(2.59)
Total from investment operations	$5.19	$2.80	$2.59	$1.46	$(2.21)
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.44)	$(0.34)	$(0.21)	$(0.36)
From net realized gain	(0.45)	(0.18)	—	(0.09)	(0.57)
Total distributions declared to shareholders	$(0.73)	$(0.62)	$(0.34)	$(0.30)	$(0.93)
Net asset value, end of period (x)	$20.70	$16.24	$14.06	$11.81	$10.65
Total return (%) (r)(s)(t)(x)	32.93	21.02	22.45	13.83	(17.09)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.52	0.69	0.67	0.71	0.69
Expenses after expense reductions	0.50	0.65	0.64	0.64	0.64
Net investment income (loss)	2.48	2.92	3.10	3.08	3.11
Portfolio turnover rate	38	48	51	56	52
Net assets at end of period (000 omitted)	$25,936	$3,820	$796	$391	$329

See Notes to Financial Statements

MFS Blended Research International Equity Fund
Financial Highlights - continued
Class R6	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$16.27	$14.07	$11.82	$10.65	$13.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.48	$0.39	$0.36	$0.35	$0.37
Net realized and unrealized gain (loss)	4.74	2.44	2.24	1.12	(2.58)
Total from investment operations	$5.22	$2.83	$2.60	$1.47	$(2.21)
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.45)	$(0.35)	$(0.21)	$(0.37)
From net realized gain	(0.45)	(0.18)	—	(0.09)	(0.57)
Total distributions declared to shareholders	$(0.74)	$(0.63)	$(0.35)	$(0.30)	$(0.94)
Net asset value, end of period (x)	$20.75	$16.27	$14.07	$11.82	$10.65
Total return (%) (r)(s)(t)(x)	33.07	21.20	22.52	13.94	(17.07)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.43	0.60	0.59	0.62	0.62
Expenses after expense reductions	0.42	0.57	0.56	0.56	0.55
Net investment income (loss)	2.56	2.75	2.91	3.13	3.02
Portfolio turnover rate	38	48	51	56	52
Net assets at end of period (000 omitted)	$1,429,838	$482,240	$393,585	$335,205	$291,234

(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Blended Research International Equity Fund
Notes to Financial Statements
(1) Business and Organization
MFS Blended Research International Equity Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

MFS Blended Research International Equity Fund
Notes to Financial Statements  - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$280,386,929	$525,509,268	$—	$805,896,197
Canada	556,696,422	—	—	556,696,422
United Kingdom	79,690,010	474,535,099	—	554,225,109
France	479,726,751	—	—	479,726,751
South Korea	244,135,745	223,843,335	—	467,979,080
Taiwan	334,298,834	124,820,861	—	459,119,695
China	197,158,821	249,537,347	—	446,696,168
Netherlands	366,963,264	—	—	366,963,264
Switzerland	278,843,574	—	—	278,843,574
Other Countries	1,413,388,515	203,643,583	—	1,617,032,098
Investment Companies	65,066,929	—	—	65,066,929
Total	$4,296,355,794	$1,801,889,493	$—	$6,098,245,287
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 8/31/25	$0
Realized gain (loss)	(1,022,726)
Change in unrealized appreciation or depreciation	1,667,578
Sales	(644,852)
Balance as of 8/31/26	$—

MFS Blended Research International Equity Fund
Notes to Financial Statements  - continued
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $517.  The fair value of the fund's investment securities on loan and a related liability of $543 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three-year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

MFS Blended Research International Equity Fund
Notes to Financial Statements  - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 8/31/26	Year ended 8/31/25
Ordinary income (including any short-term capital gains)	$58,323,065	$25,545,453
Long-term capital gains	37,796,199	9,300,912
Total distributions	$96,119,264	$34,846,365
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/26
Cost of investments	$5,156,872,079
Gross appreciation	1,135,101,908
Gross depreciation	(193,728,700)
Net unrealized appreciation (depreciation)	$941,373,208
Undistributed ordinary income	154,455,663
Undistributed long-term capital gain	36,712,446
Other temporary differences	(157,623)
Total distributable earnings (loss)	$1,132,383,694
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 8/31/26	Year ended 8/31/25
Class A	$8,318,417	$2,588,129
Class B	6,248	4,836
Class C	104,740	45,497
Class I	60,539,036	13,550,930
Class R1	23,835	30,832
Class R2	158,025	130,165
Class R3	229,838	85,528
Class R4	185,191	73,750
Class R6	26,553,934	18,336,698
Total	$96,119,264	$34,846,365
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period from September 1, 2025 through September 30, 2025, the management fee was computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:

MFS Blended Research International Equity Fund
Notes to Financial Statements  - continued
Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.475%
In excess of $2.5 billion	0.45%
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:
Up to $5 billion	0.35%
In excess of $5 billion	0.325%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2026. For the year ended August 31, 2026, this management fee reduction amounted to $485,983, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended August 31, 2026 was equivalent to an annual effective rate of 0.34% of the fund’s average daily net assets.
For the period from September 1, 2025 through September 30, 2025, the investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs,certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses,such that total fund operating expenses did not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.89%	1.64%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.58%
This written agreement terminated on September 30, 2025. For the period from September 1, 2025 through September 30, 2025, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Effective October 1, 2025, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.77%	1.52%	1.52%	0.52%	1.52%	1.02%	0.77%	0.52%	0.43%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027. For the period from October 1, 2025 through August 31, 2026, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $60,037 for the year ended August 31, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.

MFS Blended Research International Equity Fund
Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$770,681
Class B	0.75%	0.25%	1.00%	1.00%	1,876
Class C	0.75%	0.25%	1.00%	1.00%	61,118
Class R1	0.75%	0.25%	1.00%	1.00%	7,708
Class R2	0.25%	0.25%	0.50%	0.50%	22,733
Class R3	—	0.25%	0.25%	0.25%	25,728
Total Distribution and Service Fees					$889,844
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended August 31, 2026, this rebate amounted to $3 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended August 31, 2026, were as follows:
Amount
Class A	$261
Class B	—
Class C	1,031
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2026, the fee was $63,489, which equated to 0.0018% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended August 31, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,329,462.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended August 31, 2026 was equivalent to an annual effective rate of 0.0135% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/20/2026	Redemption	Class C	6,734	$134,343
8/20/2026	Redemption	Class R4	7,283	149,957
At August 31, 2026, MFS held approximately 77% of the outstanding shares of Class B.

MFS Blended Research International Equity Fund
Notes to Financial Statements  - continued
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended August 31, 2026, this reimbursement amounted to $341,852, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the year ended August 31, 2026, purchases and sales of investments, other than short-term obligations, aggregated $5,122,245,326 and $1,316,868,581, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 8/31/26		Year ended 8/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	18,819,987	$352,628,587	8,804,501	$129,978,697
Class B	3,352	62,100	1,338	19,873
Class C	517,040	9,406,405	69,499	1,001,084
Class I	177,641,311	3,321,240,280	34,026,478	503,627,853
Class R1	10,811	189,922	4,414	60,474
Class R2	33,305	604,864	100,993	1,431,735
Class R3	1,183,338	23,288,097	221,951	3,441,544
Class R4	1,295,862	25,096,037	186,711	2,790,619
Class R6	52,569,459	1,001,524,336	6,839,739	97,708,678
	252,074,465	$4,734,040,628	50,255,624	$740,060,557
Shares issued to shareholders in reinvestment of distributions
Class A	484,588	$8,315,704	194,889	$2,588,129
Class B	372	6,248	372	4,836
Class C	6,329	104,740	3,535	45,497
Class I	3,571,082	60,529,839	1,033,591	13,550,372
Class R1	1,441	23,835	2,405	30,832
Class R2	9,406	158,025	10,013	130,165
Class R3	13,552	229,838	6,519	85,528
Class R4	10,913	185,191	5,621	73,750
Class R6	1,501,643	25,512,912	1,395,765	18,326,395
	5,599,326	$95,066,332	2,652,710	$34,835,504
Shares reacquired
Class A	(4,635,169)	$(87,499,541)	(2,940,502)	$(42,068,335)
Class B	(5,721)	(107,680)	(2,141)	(30,238)
Class C	(69,717)	(1,343,074)	(20,040)	(276,160)
Class I	(28,008,035)	(531,396,506)	(5,602,201)	(80,791,687)
Class R1	(382)	(7,176)	(52,581)	(683,506)
Class R2	(72,561)	(1,294,133)	(68,363)	(978,687)
Class R3	(207,654)	(3,977,673)	(36,557)	(534,578)
Class R4	(289,246)	(5,711,593)	(13,804)	(197,801)
Class R6	(14,797,295)	(276,044,905)	(6,562,961)	(94,063,711)
	(48,085,780)	$(907,382,281)	(15,299,150)	$(219,624,703)

MFS Blended Research International Equity Fund
Notes to Financial Statements  - continued
	Year ended 8/31/26		Year ended 8/31/25
	Shares	Amount	Shares	Amount
Net change
Class A	14,669,406	$273,444,750	6,058,888	$90,498,491
Class B	(1,997)	(39,332)	(431)	(5,529)
Class C	453,652	8,168,071	52,994	770,421
Class I	153,204,358	2,850,373,613	29,457,868	436,386,538
Class R1	11,870	206,581	(45,762)	(592,200)
Class R2	(29,850)	(531,244)	42,643	583,213
Class R3	989,236	19,540,262	191,913	2,992,494
Class R4	1,017,529	19,569,635	178,528	2,666,568
Class R6	39,273,807	750,992,343	1,672,543	21,971,362
	209,588,011	$3,921,724,679	37,609,184	$555,271,358
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund and the MFS Lifetime 2050 Fund were the owners of record of approximately 1% and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065, and the MFS Lifetime 2070 Fund were the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended August 31, 2026, the fund’s commitment fee and interest expense were $12,359 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended August 31, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,158,232	$1,420,843,567	$1,363,958,056	$20,407	$2,236	$65,066,386

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,810,289	$—

MFS Blended Research International Equity Fund
Notes to Financial Statements  - continued
(8) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.

MFS Blended Research International Equity Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of MFS Blended Research International Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Blended Research International Equity Fund (the “Fund”) (one of the funds constituting MFS Series Trust IV (the “Trust”)), including the portfolio of investments, as of August 31, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust IV) at August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
October 16, 2026

MFS Blended Research International Equity Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $52,195,000 as capital gain dividends paid during the fiscal year.
Income derived from foreign sources was $114,577,274. The fund intends to pass through foreign tax credits of $7,154,124 for the fiscal year.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research International Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research International Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research International Equity Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

MFS Blended Research International Equity Fund
Board Review of Investment Advisory Agreement
MFS Blended Research International Equity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of several months beginning in April and ending in July, 2026 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2025 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2025, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 1st quintile for each of the one- and three-year periods ended December 31, 2025 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

MFS Blended Research International Equity Fund
Board Review of Investment Advisory Agreement - continued
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

MFS Blended Research International Equity Fund
Board Review of Investment Advisory Agreement - continued
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2026.

MFS Global New Discovery Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global New Discovery Fund
Portfolio of Investments − 8/31/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 96.7%
Aerospace & Defense – 8.1%
Applied Aerospace & Defense, Inc. (a)(l)	19,279	$254,483
CACI International, Inc., “A” (a)	1,086	676,589
Leonardo DRS, Inc.	15,012	570,456
LIG Defense & Aerospace Co. Ltd.	1,123	569,459
LISI Group	11,872	837,048
Melrose Industries PLC	108,758	756,496
RENK Group AG	16,342	892,251
Teledyne Technologies, Inc. (a)	1,415	867,324
		$5,424,106
Alcoholic Beverages – 0.6%
China Resources Beer Holdings Co. Ltd.	176,500	$433,979
Apparel, Footwear, & Accessories – 0.6%
Burberry Group PLC (a)	29,166	$427,452
Auto & Auto Components – 1.9%
Modine Manufacturing Co. (a)	1,096	$195,559
Shimano, Inc.	4,000	497,430
USS Co. Ltd.	44,400	554,062
		$1,247,051
Brokerage & Asset Managers – 1.2%
Carlyle Group, Inc.	15,980	$773,272
Business Services – 5.6%
Diploma PLC	5,437	$538,687
Elis S.A.	34,401	956,606
OBIC Co. Ltd.	34,600	1,101,352
Scout24 AG	5,787	536,406
TransUnion	7,726	656,015
		$3,789,066
Chemicals – 3.7%
Borregaard ASA	34,391	$584,486
Dexerials Corp.	24,000	457,093
Element Solutions, Inc.	11,292	401,318
Symrise AG	6,330	677,911
UPL Ltd.	64,307	379,871
		$2,500,679
Construction – 6.8%
Allegion PLC	5,075	$787,894
Breedon Group PLC	90,292	434,327
Equity Lifestyle Properties, Inc., REIT	7,865	499,034
James Hardie Industries PLC, GDR (a)	20,721	616,071
Knife River Corp. (a)	7,517	471,316
Mid-America Apartment Communities, Inc., REIT	6,444	830,309
GNDFS-ANN
1

MFS Global New Discovery Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
QXO, Inc. (a)	33,318	$442,463
Simpson Manufacturing Co., Inc.	2,747	501,630
		$4,583,044
Consumer Products – 0.6%
Dabur India Ltd.	106,187	$426,131
Consumer Services – 0.5%
Lottomatica Group S.p.A.	12,335	$364,210
Diversified Financial Services – 4.2%
B3 S.A. - Brasil Bolsa Balcao	190,400	$596,016
Cboe Global Markets, Inc.	1,769	531,054
Euronext N.V.	5,002	947,622
GMO Patient Gateway, Inc.	12,700	750,791
		$2,825,483
Electrical Equipment – 2.8%
Advantech Co. Ltd.	32,000	$679,855
Arxis, Inc. (a)	10,614	549,487
nVent Electric PLC	4,147	625,160
		$1,854,502
Energy - Independent – 1.0%
Matador Resources Co.	11,917	$691,305
Engineering - Construction – 0.6%
AtkinsRéalis Group, Inc.	6,479	$392,681
Entertainment & Leisure – 0.9%
CTS Eventim AG	8,472	$575,678
Food & Beverages – 2.3%
Cranswick PLC	14,040	$1,025,405
Toyo Suisan Kaisha Ltd.	7,400	485,922
		$1,511,327
Forest & Paper Products – 1.0%
International Paper Co.	17,490	$663,396
Hardware, Peripherals, & Assembly – 2.1%
Bechtle AG	10,969	$475,496
Kardex AG	1,371	438,428
TD Synnex Corp.	1,820	460,187
		$1,374,111
Insurance – 1.2%
AUB Group Ltd.	36,947	$772,311
2

MFS Global New Discovery Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 10.3%
AGCO Corp.	4,999	$591,432
Applied Industrial Technologies, Inc.	1,583	512,860
Azbil Corp.	65,700	626,493
Donaldson Co., Inc.	9,562	869,090
Flowserve Corp.	6,141	485,692
Kadant, Inc.	1,857	555,503
RB Global, Inc.	9,825	830,998
Rosebank Industries PLC (a)	187,658	889,969
Spirax Group PLC	6,393	614,406
Weir Group PLC	11,511	442,563
Zurn Elkay Water Solutions Corp.	10,763	514,471
		$6,933,477
Medical & Health Technology & Services – 2.8%
AS ONE Corp.	38,400	$607,068
Charles River Laboratories International, Inc. (a)	3,258	939,086
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	46,150	318,919
		$1,865,073
Medical Equipment – 2.9%
ConvaTec Group PLC	159,062	$489,172
Merit Medical Systems, Inc. (a)	5,615	509,056
STERIS PLC	4,143	963,828
		$1,962,056
Metals & Mining – 4.4%
Alamos Gold, Inc.	13,313	$487,777
Century Aluminum Co. (a)	7,029	321,717
ERO Copper Corp. (a)	21,085	784,555
Lynas Rare Earths Ltd. (a)	28,219	318,442
SSR Mining, Inc.	16,508	620,866
Uranium Energy Corp. (a)	32,091	392,794
		$2,926,151
Network & Telecom – 0.5%
Viasat, Inc. (a)	5,182	$348,593
Non-Global Systemically Important Banks – 4.8%
Bank of Cyprus Holdings PLC	60,415	$750,872
Columbia Banking System, Inc.	11,269	334,013
FinecoBank S.p.A.	24,279	668,934
Prosperity Bancshares, Inc.	6,762	483,889
Shizuoka Financial Group, Inc.	41,800	960,909
		$3,198,617
Oil Services – 2.9%
Subsea 7 S.A.	23,640	$872,355
TechnipFMC PLC	14,113	1,102,931
		$1,975,286
Pharmaceuticals & Biotechnology – 0.8%
Ligand Pharmaceuticals, Inc. (a)	1,766	$501,721
3

MFS Global New Discovery Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pollution Control – 2.5%
Daiseki Co. Ltd.	20,900	$496,498
GFL Environmental, Inc.	28,317	1,197,526
		$1,694,024
Real Estate – 1.9%
Janus Living, Inc., “A”, REIT	23,801	$708,080
Swire Properties Ltd.	175,000	535,373
		$1,243,453
Real Estate - Storage & Office – 0.9%
Highwoods Properties, Inc., REIT	20,420	$624,852
Restaurants – 2.8%
Aramark	12,589	$708,887
Greggs PLC	20,726	518,380
U.S. Foods Holding Corp. (a)	5,905	619,080
		$1,846,347
Retail & E-commerce – 2.7%
ABC-Mart, Inc.	22,100	$375,942
Burlington Stores, Inc. (a)	2,784	723,172
Multiplan Empreendimentos Imobiliarios S.A.	70,067	377,545
ZOZO, Inc.	49,100	353,305
		$1,829,964
Semiconductor & Electronic Components – 4.3%
ASM Pacific Technology Ltd.	18,100	$374,622
Benchmark Electronics, Inc.	5,757	404,602
Chroma ATE, Inc.	7,000	432,507
Semtech Corp. (a)	2,727	362,582
Tekscend Photomask Corp.	34,500	802,829
TTM Technologies, Inc. (a)	4,477	532,405
		$2,909,547
Software – 2.8%
Kinaxis, Inc. (a)	3,856	$492,701
Okta, Inc. (a)	5,736	992,558
Totvs S.A.	60,100	411,179
		$1,896,438
Telecom - Infrastructure – 0.5%
Blackstone Digital Infrastructure Trust, Inc., REIT (a)	17,128	$343,588
Transportation & Logistics – 1.3%
XPO, Inc. (a)	4,502	$873,343
Travel, Gaming, & Lodging – 1.0%
Lottery Corp. Ltd.	192,841	$689,567
Utilities – 0.9%
Gaztransport & Technigaz S.A.	2,438	$594,124
Total Common Stocks (Identified Cost, $50,785,214)		$64,886,005
4

MFS Global New Discovery Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Preferred Stocks – 1.3%
Pharmaceuticals & Biotechnology – 1.3%
Sartorius AG (Identified Cost, $809,610)	2,914	$843,481
Mutual Funds (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 3.75% (v) (Identified Cost, $624,777)	624,742	$624,805
Collateral for Securities Loaned – 0.3%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.62% (j) (Identified Cost, $225,500)	225,500	$225,500
Other Assets, Less Liabilities – 0.8%		541,751
Net Assets – 100.0%		$67,121,542

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $624,805 and
$65,954,986, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
5

MFS Global New Discovery Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/26 Assets
Investments in unaffiliated issuers, at value, including $216,480 of securities on loan (identified cost, $51,820,324)	$65,954,986
Investments in affiliated issuers, at value (identified cost, $624,777)	624,805
Foreign currency, at value (identified cost, $20,636)	20,624
Receivables for
Investments sold	831,124
Fund shares sold	153,388
Interest and dividends	168,125
Receivable from investment adviser	37,928
Other assets	806
Total assets	$67,791,786
Liabilities
Payables for
Investments purchased	$249,802
Fund shares reacquired	67,623
Collateral for securities loaned, at value	225,500
Payable to affiliates
Administrative services fee	218
Shareholder servicing costs	13,341
Distribution and service fees	886
Payable for independent Trustees' compensation	5
Accrued expenses and other liabilities	112,869
Total liabilities	$670,244
Net assets	$67,121,542
Net assets consist of
Paid-in capital	$49,165,251
Total distributable earnings (loss)	17,956,291
Net assets	$67,121,542
Shares of beneficial interest outstanding	2,574,842

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$24,555,874	957,129	$25.66
Class B	393,389	17,325	22.71
Class C	984,888	43,374	22.71
Class I	19,765,589	748,164	26.42
Class R1	157,930	6,960	22.69
Class R2	172,283	6,970	24.72
Class R3	920,903	35,926	25.63
Class R4	119,548	4,522	26.44
Class R6	20,051,138	754,472	26.58

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $27.23 [100 / 94.25 x $25.66]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
6

MFS Global New Discovery Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 8/31/26 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$1,136,648
Dividends from affiliated issuers	50,669
Income on securities loaned	3,123
Other	132
Foreign taxes withheld	(74,641)
Total investment income	$1,115,931
Expenses
Management fee	$667,935
Distribution and service fees	81,623
Shareholder servicing costs	61,711
Administrative services fee	19,925
Independent Trustees' compensation	3,373
Custodian fee	37,131
Shareholder communications	16,849
Audit and tax fees	87,814
Legal fees	583
Registration fees	168,827
Miscellaneous	42,508
Total expenses	$1,188,279
Reduction of expenses by investment adviser and distributor	(372,322)
Net expenses	$815,957
Net investment income (loss)	$299,974
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $23 foreign capital gains tax)	$5,169,688
Affiliated issuers	376
Foreign currency	(10,701)
Net realized gain (loss)	$5,159,363
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $4,986 decrease in deferred foreign capital gains tax)	$(1,003,874)
Affiliated issuers	27
Translation of assets and liabilities in foreign currencies	(2,443)
Net unrealized gain (loss)	$(1,006,290)
Net realized and unrealized gain (loss)	$4,153,073
Change in net assets from operations	$4,453,047
See Notes to Financial Statements
7

MFS Global New Discovery Fund
Financial Statements |  Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	8/31/26	8/31/25
Change in net assets
From operations
Net investment income (loss)	$299,974	$361,173
Net realized gain (loss)	5,159,363	5,626,935
Net unrealized gain (loss)	(1,006,290)	(1,785,253)
Change in net assets from operations	$4,453,047	$4,202,855
Total distributions to shareholders	$(1,642,116)	$(381,749)
Change in net assets from fund share transactions	$(7,742,261)	$(9,677,405)
Total change in net assets	$(4,931,330)	$(5,856,299)
Net assets
At beginning of period	72,052,872	77,909,171
At end of period	$67,121,542	$72,052,872
See Notes to Financial Statements
8

MFS Global New Discovery Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$24.62	$23.32	$20.56	$18.22	$27.56
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.07	$0.09	$0.05	$(0.10)
Net realized and unrealized gain (loss)	1.50	1.31	2.67	2.29	(7.66)
Total from investment operations	$1.57	$1.38	$2.76	$2.34	$(7.76)
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.08)	$—	$—	$—
From net realized gain	(0.44)	—	—	—	(1.58)
Total distributions declared to shareholders	$(0.53)	$(0.08)	$—	$—	$(1.58)
Net asset value, end of period (x)	$25.66	$24.62	$23.32	$20.56	$18.22
Total return (%) (r)(s)(t)(x)	6.58	5.94	13.42	12.84	(29.71)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.90	1.75	1.80	1.78	1.67
Expenses after expense reductions	1.35	1.35	1.35	1.35	1.35
Net investment income (loss)	0.30	0.31	0.41	0.26	(0.45)
Portfolio turnover rate	51	47	37	29	36
Net assets at end of period (000 omitted)	$24,556	$23,985	$26,744	$24,868	$23,856

Class B	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$21.92	$20.85	$18.52	$16.54	$25.35
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.11)	$(0.09)	$(0.07)	$(0.09)	$(0.24)
Net realized and unrealized gain (loss)	1.34	1.16	2.40	2.07	(6.99)
Total from investment operations	$1.23	$1.07	$2.33	$1.98	$(7.23)
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—
From net realized gain	(0.44)	—	—	—	(1.58)
Total distributions declared to shareholders	$(0.44)	$—	$—	$—	$(1.58)
Net asset value, end of period (x)	$22.71	$21.92	$20.85	$18.52	$16.54
Total return (%) (r)(s)(t)(x)	5.79	5.13	12.58	11.97	(30.24)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.63	2.50	2.54	2.53	2.43
Expenses after expense reductions	2.10	2.10	2.10	2.10	2.10
Net investment income (loss)	(0.51)	(0.44)	(0.37)	(0.52)	(1.15)
Portfolio turnover rate	51	47	37	29	36
Net assets at end of period (000 omitted)	$393	$894	$1,220	$1,518	$1,739

See Notes to Financial Statements
9

MFS Global New Discovery Fund
Financial Highlights - continued
Class C	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$21.92	$20.85	$18.52	$16.54	$25.35
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.10)	$(0.09)	$(0.07)	$(0.09)	$(0.24)
Net realized and unrealized gain (loss)	1.33	1.16	2.40	2.07	(6.99)
Total from investment operations	$1.23	$1.07	$2.33	$1.98	$(7.23)
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—
From net realized gain	(0.44)	—	—	—	(1.58)
Total distributions declared to shareholders	$(0.44)	$—	$—	$—	$(1.58)
Net asset value, end of period (x)	$22.71	$21.92	$20.85	$18.52	$16.54
Total return (%) (r)(s)(t)(x)	5.79	5.13	12.58	11.97	(30.24)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.64	2.50	2.54	2.54	2.43
Expenses after expense reductions	2.10	2.10	2.10	2.10	2.10
Net investment income (loss)	(0.47)	(0.42)	(0.37)	(0.54)	(1.16)
Portfolio turnover rate	51	47	37	29	36
Net assets at end of period (000 omitted)	$985	$1,235	$1,317	$1,578	$2,137

Class I	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$25.33	$24.00	$21.11	$18.66	$28.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.14	$0.15	$0.10	$(0.06)
Net realized and unrealized gain (loss)	1.54	1.33	2.74	2.35	(7.83)
Total from investment operations	$1.68	$1.47	$2.89	$2.45	$(7.89)
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.14)	$—	$—	$(0.02)
From net realized gain	(0.44)	—	—	—	(1.58)
Total distributions declared to shareholders	$(0.59)	$(0.14)	$—	$—	$(1.60)
Net asset value, end of period (x)	$26.42	$25.33	$24.00	$21.11	$18.66
Total return (%) (r)(s)(t)(x)	6.86	6.17	13.69	13.13	(29.55)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.65	1.50	1.55	1.54	1.40
Expenses after expense reductions	1.10	1.10	1.10	1.10	1.10
Net investment income (loss)	0.55	0.57	0.67	0.50	(0.26)
Portfolio turnover rate	51	47	37	29	36
Net assets at end of period (000 omitted)	$19,766	$18,609	$19,599	$17,671	$20,703

See Notes to Financial Statements
10

MFS Global New Discovery Fund
Financial Highlights - continued
Class R1	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$21.90	$20.84	$18.51	$16.53	$25.33
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.10)	$(0.09)	$(0.06)	$(0.08)	$(0.23)
Net realized and unrealized gain (loss)	1.33	1.15	2.39	2.06	(6.99)
Total from investment operations	$1.23	$1.06	$2.33	$1.98	$(7.22)
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—
From net realized gain	(0.44)	—	—	—	(1.58)
Total distributions declared to shareholders	$(0.44)	$—	$—	$—	$(1.58)
Net asset value, end of period (x)	$22.69	$21.90	$20.84	$18.51	$16.53
Total return (%) (r)(s)(t)(x)	5.80	5.09	12.59	11.98	(30.22)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.65	2.50	2.55	2.53	2.43
Expenses after expense reductions	2.10	2.10	2.10	2.10	2.10
Net investment income (loss)	(0.46)	(0.42)	(0.34)	(0.48)	(1.13)
Portfolio turnover rate	51	47	37	29	36
Net assets at end of period (000 omitted)	$158	$149	$141	$130	$114

Class R2	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$23.74	$22.50	$19.89	$17.67	$26.85
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00)(w)	$0.02	$0.03	$(0.00)(w)	$(0.13)
Net realized and unrealized gain (loss)	1.46	1.25	2.58	2.22	(7.47)
Total from investment operations	$1.46	$1.27	$2.61	$2.22	$(7.60)
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.03)	$—	$—	$—
From net realized gain	(0.44)	—	—	—	(1.58)
Total distributions declared to shareholders	$(0.48)	$(0.03)	$—	$—	$(1.58)
Net asset value, end of period (x)	$24.72	$23.74	$22.50	$19.89	$17.67
Total return (%) (r)(s)(t)(x)	6.34	5.67	13.12	12.56	(29.91)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.14	2.00	2.05	2.04	1.94
Expenses after expense reductions	1.60	1.60	1.60	1.60	1.60
Net investment income (loss)	(0.00)(w)	0.08	0.16	(0.00)(w)	(0.61)
Portfolio turnover rate	51	47	37	29	36
Net assets at end of period (000 omitted)	$172	$208	$198	$179	$225

See Notes to Financial Statements
11

MFS Global New Discovery Fund
Financial Highlights - continued
Class R3	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$24.60	$23.31	$20.56	$18.22	$27.56
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.08	$0.09	$0.07	$(0.08)
Net realized and unrealized gain (loss)	1.49	1.30	2.66	2.27	(7.68)
Total from investment operations	$1.56	$1.38	$2.75	$2.34	$(7.76)
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.09)	$—	$—	$—
From net realized gain	(0.44)	—	—	—	(1.58)
Total distributions declared to shareholders	$(0.53)	$(0.09)	$—	$—	$(1.58)
Net asset value, end of period (x)	$25.63	$24.60	$23.31	$20.56	$18.22
Total return (%) (r)(s)(t)(x)	6.56	5.95	13.38	12.84	(29.71)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.90	1.75	1.80	1.76	1.68
Expenses after expense reductions	1.35	1.35	1.35	1.35	1.35
Net investment income (loss)	0.28	0.34	0.42	0.34	(0.37)
Portfolio turnover rate	51	47	37	29	36
Net assets at end of period (000 omitted)	$921	$860	$860	$731	$189

Class R4	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$25.34	$24.02	$21.13	$18.67	$28.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.16	$0.18	$0.08	$(0.03)
Net realized and unrealized gain (loss)	1.54	1.30	2.71	2.38	(7.85)
Total from investment operations	$1.68	$1.46	$2.89	$2.46	$(7.88)
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.14)	$—	$—	$(0.02)
From net realized gain	(0.44)	—	—	—	(1.58)
Total distributions declared to shareholders	$(0.58)	$(0.14)	$—	$—	$(1.60)
Net asset value, end of period (x)	$26.44	$25.34	$24.02	$21.13	$18.67
Total return (%) (r)(s)(t)(x)	6.85	6.15	13.68	13.18	(29.53)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.65	1.51	1.55	1.56	1.43
Expenses after expense reductions	1.10	1.10	1.10	1.10	1.10
Net investment income (loss)	0.54	0.66	0.82	0.41	(0.13)
Portfolio turnover rate	51	47	37	29	36
Net assets at end of period (000 omitted)	$120	$112	$208	$93	$82

See Notes to Financial Statements
12

MFS Global New Discovery Fund
Financial Highlights - continued
Class R6	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$25.48	$24.14	$21.21	$18.73	$28.24
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.16	$0.17	$0.12	$(0.01)
Net realized and unrealized gain (loss)	1.56	1.34	2.76	2.36	(7.88)
Total from investment operations	$1.71	$1.50	$2.93	$2.48	$(7.89)
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.16)	$—	$—	$(0.04)
From net realized gain	(0.44)	—	—	—	(1.58)
Total distributions declared to shareholders	$(0.61)	$(0.16)	$—	$—	$(1.62)
Net asset value, end of period (x)	$26.58	$25.48	$24.14	$21.21	$18.73
Total return (%) (r)(s)(t)(x)	6.96	6.28	13.81	13.24	(29.49)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.54	1.41	1.45	1.43	1.33
Expenses after expense reductions	1.01	1.01	1.00	1.01	1.00
Net investment income (loss)	0.58	0.68	0.77	0.62	(0.03)
Portfolio turnover rate	51	47	37	29	36
Net assets at end of period (000 omitted)	$20,051	$26,001	$27,624	$22,034	$14,688

(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
13

MFS Global New Discovery Fund
Notes to Financial Statements
(1) Business and Organization
MFS Global New Discovery Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
14

MFS Global New Discovery Fund
Notes to Financial Statements  - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$28,384,147	$—	$—	$28,384,147
Japan	4,724,940	3,344,754	—	8,069,694
United Kingdom	2,349,701	3,787,156	—	6,136,857
Canada	4,807,104	—	—	4,807,104
Germany	4,001,223	—	—	4,001,223
France	3,335,400	—	—	3,335,400
Australia	1,461,878	318,442	—	1,780,320
Norway	1,456,841	—	—	1,456,841
Brazil	1,384,740	—	—	1,384,740
Other Countries	4,458,573	1,914,587	—	6,373,160
Investment Companies	850,305	—	—	850,305
Total	$57,214,852	$9,364,939	$—	$66,579,791
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S.
15

MFS Global New Discovery Fund
Notes to Financial Statements  - continued
government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $216,480.  The fair value of the fund's investment securities on loan and a related liability of $225,500 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three-year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
16

MFS Global New Discovery Fund
Notes to Financial Statements  - continued
	Year ended 8/31/26	Year ended 8/31/25
Ordinary income (including any short-term capital gains)	$380,052	$381,749
Long-term capital gains	1,262,064	—
Total distributions	$1,642,116	$381,749
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/26
Cost of investments	$52,831,296
Gross appreciation	16,045,210
Gross depreciation	(2,296,715)
Net unrealized appreciation (depreciation)	$13,748,495
Undistributed ordinary income	245,674
Undistributed long-term capital gain	3,965,710
Other temporary differences	(3,588)
Total distributable earnings (loss)	$17,956,291
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 8/31/26	Year ended 8/31/25
Class A	$503,244	$83,292
Class B	16,710	—
Class C	20,665	—
Class I	434,115	112,932
Class R1	2,984	—
Class R2	4,251	272
Class R3	19,150	3,265
Class R4	2,558	1,221
Class R6	638,439	180,767
Total	$1,642,116	$381,749
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.975%
In excess of $1 billion and up to $2.5 billion	0.90%
In excess of $2.5 billion	0.85%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2026. For the year ended August 31, 2026, this management fee reduction amounted to $9,411, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended August 31, 2026 was equivalent to an annual effective rate of 0.96% of the fund's average daily net assets.
17

MFS Global New Discovery Fund
Notes to Financial Statements  - continued
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
1.35%	2.10%	2.10%	1.10%	2.10%	1.60%	1.35%	1.10%	1.01%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027. For the year ended August 31, 2026, this reduction amounted to $362,907, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $2,636 for the year ended August 31, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$59,839
Class B	0.75%	0.25%	1.00%	1.00%	6,649
Class C	0.75%	0.25%	1.00%	1.00%	10,472
Class R1	0.75%	0.25%	1.00%	1.00%	1,504
Class R2	0.25%	0.25%	0.50%	0.50%	966
Class R3	—	0.25%	0.25%	0.25%	2,193
Total Distribution and Service Fees					$81,623
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended August 31, 2026, this rebate amounted to $4 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended August 31, 2026, were as follows:
Amount
Class A	$40
Class B	—
Class C	100
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2026, the fee was $12,907, which equated to 0.0188% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended August 31, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $48,804.
18

MFS Global New Discovery Fund
Notes to Financial Statements  - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended August 31, 2026 was equivalent to an annual effective rate of 0.0291% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
At August 31, 2026, MFS held approximately 68% and 66% of the outstanding shares of Class R1 and Class R2, respectively, and 100% of the outstanding shares of Class R4.
(4) Portfolio Securities
For the year ended August 31, 2026, purchases and sales of investments, other than short-term obligations, aggregated $34,167,912 and $43,179,752, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 8/31/26		Year ended 8/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	133,932	$3,280,821	105,062	$2,412,743
Class B	231	5,062	811	15,794
Class C	5,097	111,991	7,141	144,092
Class I	170,371	4,263,071	216,136	5,136,225
Class R1	33	720	35	720
Class R2	354	8,338	254	5,663
Class R3	5,643	136,056	2,696	62,203
Class R4	—	—	363	8,308
Class R6	211,956	5,356,862	229,550	5,451,206
	527,617	$13,162,921	562,048	$13,236,954
Shares issued to shareholders in reinvestment of distributions
Class A	21,501	$502,686	3,762	$83,253
Class B	803	16,710	—	—
Class C	994	20,665	—	—
Class I	18,002	432,589	4,915	111,729
Class R1	144	2,984	—	—
Class R2	188	4,251	13	272
Class R3	820	19,150	148	3,265
Class R4	107	2,558	54	1,221
Class R6	23,196	560,413	7,031	160,666
	65,755	$1,562,006	15,923	$360,406
19

MFS Global New Discovery Fund
Notes to Financial Statements  - continued
	Year ended 8/31/26		Year ended 8/31/25
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(172,657)	$(4,255,521)	(281,289)	$(6,489,854)
Class B	(24,494)	(533,087)	(18,514)	(379,093)
Class C	(19,037)	(414,848)	(13,974)	(287,430)
Class I	(174,810)	(4,428,218)	(303,128)	(7,173,604)
Class R2	(2,343)	(56,380)	(279)	(6,233)
Class R3	(5,498)	(130,073)	(4,750)	(111,520)
Class R4	—	—	(4,651)	(112,784)
Class R6	(500,992)	(12,649,061)	(360,618)	(8,714,247)
	(899,831)	$(22,467,188)	(987,203)	$(23,274,765)
Net change
Class A	(17,224)	$(472,014)	(172,465)	$(3,993,858)
Class B	(23,460)	(511,315)	(17,703)	(363,299)
Class C	(12,946)	(282,192)	(6,833)	(143,338)
Class I	13,563	267,442	(82,077)	(1,925,650)
Class R1	177	3,704	35	720
Class R2	(1,801)	(43,791)	(12)	(298)
Class R3	965	25,133	(1,906)	(46,052)
Class R4	107	2,558	(4,234)	(103,255)
Class R6	(265,840)	(6,731,786)	(124,037)	(3,102,375)
	(306,459)	$(7,742,261)	(409,232)	$(9,677,405)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended August 31, 2026, the fund’s commitment fee and interest expense were $304 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended August 31, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,354,386	$22,581,131	$23,311,115	$376	$27	$624,805

20

MFS Global New Discovery Fund
Notes to Financial Statements  - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$50,669	$—
21

MFS Global New Discovery Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of MFS Global New Discovery Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Global New Discovery Fund (the “Fund”) (one of the funds constituting MFS Series Trust IV (the “Trust”)), including the portfolio of investments, as of August 31, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust IV) at August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
October 16, 2026
22

MFS Global New Discovery Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $1,660,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 61.51% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
Income derived from foreign sources was $865,548. The fund intends to pass through foreign tax credits of $70,517 for the fiscal year.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
23

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global New Discovery Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global New Discovery Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global New Discovery Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
24

MFS Global New Discovery Fund
Board Review of Investment Advisory Agreement
MFS Global New Discovery Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of several months beginning in April and ending in July 2026 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2025 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2025, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 4th quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2025 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
25

MFS Global New Discovery Fund
Board Review of Investment Advisory Agreement - continued
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
26

MFS Global New Discovery Fund
Board Review of Investment Advisory Agreement - continued
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2026.
27

MFS U.S. Government Money Market Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS U.S. Government Money Market Fund
Portfolio of Investments − 8/31/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) – 62.3%
Fannie Mae, 3.7%, due 10/01/2026	$9,070,000	$9,042,299
Fannie Mae, 3.7%, due 10/27/2026	9,800,000	9,743,900
Federal Farm Credit Bank, 3.66%, due 9/02/2026	9,000,000	8,999,092
Federal Farm Credit Bank, 3.6%, due 9/30/2026	6,200,000	6,182,370
Federal Farm Credit Bank, 3.77%, due 11/04/2026	7,200,000	7,152,256
Federal Home Loan Bank, 3.65%, due 9/04/2026	7,800,000	7,797,657
Federal Home Loan Bank, 3.66%, due 10/05/2026	8,800,000	8,770,080
Federal Home Loan Bank, 3.79%, due 10/09/2026	6,500,000	6,474,237
Federal Home Loan Bank, 3.76%, due 10/16/2026	9,350,000	9,306,464
Federal Home Loan Bank, 3.82%, due 2/16/2027	8,800,000	8,646,205
Freddie Mac, 3.73%, due 10/14/2026	9,250,000	9,209,120
U.S. Treasury Bill, 3.63%, due 9/01/2026	5,150,000	5,150,000
U.S. Treasury Bill, 3.64%, due 9/08/2026	6,900,000	6,895,168
U.S. Treasury Bill, 3.72%, due 9/24/2026	10,200,000	10,176,012
U.S. Treasury Bill, 3.71%, due 10/06/2026	20,600,000	20,526,388
U.S. Treasury Bill, 3.7%, due 10/13/2026	11,250,000	11,202,087
U.S. Treasury Bill, 3.76%, due 10/27/2026	9,000,000	8,947,920
U.S. Treasury Bill, 3.89%, due 11/24/2026	9,300,000	9,216,618
U.S. Treasury Bill, 3.7%, due 11/27/2026	11,200,000	11,101,762
U.S. Treasury Bill, 3.82%, due 12/10/2026	9,800,000	9,697,699
U.S. Treasury Bill, 3.78%, due 12/15/2026	7,900,000	7,813,939
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$192,051,273
Repurchase Agreements – 37.8%
BofA Securities, Inc. Repurchase Agreement, 3.65%, dated 8/31/2026, due 9/01/2026, total to be received $58,144,894 (secured by U.S. Treasury and/or U.S. Government Agency Securities valued at $59,427,803)	$58,139,000	$58,139,000
Fixed Income Clearing Corp. – State Street Bank & Trust Co. Repurchase Agreement, 3.62%, dated 8/31/2026, due 9/01/2026, total to be received $58,145,593 (secured by U.S. Treasury and/or U.S. Government Agency Securities valued at $59,302,698)	58,139,747	58,139,747
Total Repurchase Agreements, at Cost and Value		$116,278,747
Other Assets, Less Liabilities – (0.1)%		(206,175)
Net Assets – 100.0%		$308,123,845

(y)	The rate shown represents an annualized yield at time of purchase.
See Notes to Financial Statements
MCMFS-ANN
1

MFS U.S. Government Money Market Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/26 Assets
Investments in unaffiliated issuers, at cost and value	$192,051,273
Investments in unaffiliated repurchase agreements, at cost and value	116,278,747
Cash	2
Receivables for
Fund shares sold	248,842
Interest	11,741
Receivable from investment adviser and distributor	53,737
Other assets	4,884
Total assets	$308,649,226
Liabilities
Payables for
Distributions	$2,707
Fund shares reacquired	393,882
Payable to affiliates
Administrative services fee	572
Shareholder servicing costs	56,025
Payable for independent Trustees' compensation	22
Payable for audit and tax fees	52,080
Accrued expenses and other liabilities	20,093
Total liabilities	$525,381
Net assets	$308,123,845
Net assets consist of
Paid-in capital	$308,126,355
Total distributable earnings (loss)	(2,510)
Net assets	$308,123,845
Shares of beneficial interest outstanding	308,124,336
Net asset value per share (net assets of $308,123,845 / 308,124,336 shares of beneficial interest outstanding)	$1.00
A contingent deferred sales charge may be imposed on redemptions.
See Notes to Financial Statements
2

MFS U.S. Government Money Market Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 8/31/26 Net investment income (loss)
Income
Interest	$12,610,168
Other	56
Total investment income	$12,610,224
Expenses
Management fee	$1,323,473
Shareholder servicing costs	518,952
Administrative services fee	54,371
Independent Trustees' compensation	8,356
Custodian fee	13,082
Shareholder communications	13,143
Audit and tax fees	52,520
Legal fees	2,020
Miscellaneous	89,891
Total expenses	$2,075,808
Fees paid indirectly	(13,082)
Reduction of expenses by investment adviser	(585,360)
Net expenses	$1,477,366
Net investment income (loss)	$11,132,858
Change in net assets from operations	$11,132,858
See Notes to Financial Statements
3

MFS U.S. Government Money Market Fund
Financial Statements |  Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	8/31/26	8/31/25
Change in net assets
From operations
Net investment income (loss)	$11,132,858	$14,938,295
Net realized gain (loss)	—	152
Change in net assets from operations	$11,132,858	$14,938,447
Total distributions to shareholders	$(11,132,858)	$(14,938,294)
Change in net assets from fund share transactions	$(53,322,737)	$(1,926,929)
Total change in net assets	$(53,322,737)	$(1,926,776)
Net assets
At beginning of period	361,446,582	363,373,358
At end of period	$308,123,845	$361,446,582
See Notes to Financial Statements
4

MFS U.S. Government Money Market Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.
	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.04	$0.05	$0.04	$0.00 (w)
Net realized and unrealized gain (loss)	—	0.00 (w)	0.00 (w)	—	(0.00)(w)
Total from investment operations	$0.03	$0.04	$0.05	$0.04	$0.00 (w)
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)
From net realized gain	—	—	—	—	(0.00)(w)
Total distributions declared to shareholders	$(0.03)	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	3.41	4.13	5.03	3.81	0.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63	0.60	0.60	0.57	0.59
Expenses after expense reductions (f)	0.45	0.45	0.45	0.45	0.23
Net investment income (loss)	3.36	4.05	4.92	3.70	0.31
Net assets at end of period (000 omitted)	$308,124	$361,447	$363,373	$388,717	$464,355

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
See Notes to Financial Statements
5

MFS U.S. Government Money Market Fund
Notes to Financial Statements
(1) Business and Organization
MFS U.S. Government Money Market Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund’s Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund’s adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for debt instruments. Debt instruments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2026 in valuing the fund's assets and liabilities:
6

MFS U.S. Government Money Market Fund
Notes to Financial Statements  - continued

Financial Instruments	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$308,330,020	$—	$308,330,020
Total	$—	$308,330,020	$—	$308,330,020
For further information regarding security characteristics, see the Portfolio of Investments.
Repurchase Agreements — The fund enters into bilateral repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties, some of which may be novated to the clearing agency, Fixed Income Clearing Corporation (FICC). Each repurchase agreement is recorded at cost. For both bilateral and cleared repurchase agreements, the fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. On a daily basis, the fund monitors the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. In the event of default, the settlement of a cleared repurchase agreement is guaranteed by FICC. Upon an event of default on a bilateral repurchase agreement, the non-defaulting party may close out all transactions traded under a Master Repurchase Agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. At August 31, 2026, the fund had investments in repurchase agreements with a gross value of $116,278,747 in the Statement of Assets and Liabilities.  The value of the related collateral exceeded the value of the repurchase agreements at period end.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund’s custody fee may be reduced by credits earned under a previous arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. The amount of the credits that were used to reduce the fund's custody fee for the year ended August 31, 2026, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three-year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
During the year ended August 31, 2026, there were no significant adjustments due to differences between book and tax accounting.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 8/31/26	Year ended 8/31/25
Ordinary income (including any short-term capital gains)	$11,132,858	$14,938,294
The federal tax cost and the tax basis components of distributable earnings were as follows:
7

MFS U.S. Government Money Market Fund
Notes to Financial Statements  - continued
As of 8/31/26
Cost of investments	$308,330,020
Undistributed ordinary income	198
Other temporary differences	(2,708)
Total distributable earnings (loss)	$(2,510)
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion	0.35%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2026. For the year ended August 31, 2026, this management fee reduction amounted to $45,457, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended August 31, 2026 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such that fund operating expenses do not exceed 0.45% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027. For the year ended August 31, 2026, this reduction amounted to $539,903, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — Certain shares acquired through an exchange may be subject to a contingent deferred sales charge upon redemption depending on when the shares exchanged were originally purchased. Contingent deferred sales charges paid to MFS Distributors, Inc. (MFD) during the year ended August 31, 2026 were $20,672.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2026, the fee was $318,512, which equated to 0.0963% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the year ended August 31, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $200,440.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended August 31, 2026 was equivalent to an annual effective rate of 0.0164% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
(4) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
8

MFS U.S. Government Money Market Fund
Notes to Financial Statements  - continued
	Year ended 8/31/26	Year ended 8/31/25
Shares sold	83,746,327	158,446,274
Shares issued to shareholders in reinvestment of distributions	11,051,649	14,845,273
Shares reacquired	(148,120,711)	(175,218,476)
Net change	(53,322,735)	(1,926,929)
Effective at the close of business on May 29, 2020, the fund was closed to all purchases subject to certain exceptions.
(5) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended August 31, 2026, the fund’s commitment fee and interest expense were $1,541 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
9

MFS U.S. Government Money Market Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust IV and the Shareholders of MFS U.S. Government Money Market Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying  statement of assets and liabilities of MFS U.S. Government Money Market Fund  (the “Fund”), including the portfolio of investments, as of August 31, 2026, the related  statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 16, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.
10

MFS U.S. Government Money Market Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
11

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS U.S. Government Money Market Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS U.S. Government Money Market Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS U.S. Government Money Market Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
12

MFS U.S. Government Money Market Fund
Board Review of Investment Advisory Agreement
MFS U.S. Government Money Market Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of several months beginning in April and ending in July, 2026 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”),  an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2025 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
 The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2025, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s shares was in the 4th quintile for each of the one- and three-year periods ended December 31, 2025 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  In addition, the Trustees noted the market conditions affecting all money market
13

MFS U.S. Government Money Market Fund
Board Review of Investment Advisory Agreement - continued
funds, including the interest rate environment during the relevant periods, and MFS’ voluntary waiver of all or a portion of its fees to ensure that the Fund avoided a negative yield during certain periods.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each higher than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $1 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements other than the investment advisory agreement.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2026.
14

MFS Mid Cap Growth Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Mid Cap Growth Fund
Portfolio of Investments − 8/31/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.4%
Aerospace & Defense – 5.7%
Curtiss-Wright Corp.	242,420	$141,216,922
Hexcel Corp.	1,483,161	137,444,530
Howmet Aerospace, Inc.	676,842	165,792,448
Moog, Inc., “A”	295,711	109,856,636
RBC Bearings, Inc. (a)	238,930	118,093,542
Woodward, Inc.	190,563	64,757,119
		$737,161,197
Apparel, Footwear, & Accessories – 0.2%
Amer Sports, Inc. (a)	813,728	$24,859,390
Brokerage & Asset Managers – 4.8%
Carlyle Group, Inc.	3,643,320	$176,300,255
LPL Financial Holdings, Inc.	458,095	169,556,993
Robinhood Markets, Inc. (a)	2,624,179	275,040,201
		$620,897,449
Construction – 1.7%
Ferguson Enterprises, Inc.	282,927	$63,519,941
Vulcan Materials Co.	600,249	161,815,125
		$225,335,066
Diversified Financial Services – 0.3%
NASDAQ, Inc.	426,044	$42,012,199
Electrical Equipment – 1.9%
AMETEK, Inc.	481,482	$113,230,122
Arxis, Inc. (a)	592,781	30,688,272
Hubbell, Inc.	237,942	107,787,726
		$251,706,120
Energy - Independent – 2.0%
Antero Resources Corp. (a)	2,906,396	$111,838,118
Ovintiv, Inc.	2,232,201	146,543,996
		$258,382,114
Engineering - Construction – 2.5%
Comfort Systems USA, Inc.	74,562	$115,244,518
EMCOR Group, Inc.	118,888	87,327,992
Quanta Services, Inc.	206,175	125,166,781
		$327,739,291
Entertainment & Leisure – 5.7%
Live Nation Entertainment, Inc. (a)	2,146,807	$386,189,111
New York Times Co., “A”	484,435	32,587,943
Take-Two Interactive Software, Inc. (a)	1,437,520	315,823,144
		$734,600,198
OTCFS-ANN
1

MFS Mid Cap Growth Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Hardware, Peripherals, & Assembly – 2.4%
Coherent Corp. (a)	318,537	$88,499,135
Seagate Technology Holdings PLC	224,298	185,803,977
TD Synnex Corp.	175,453	44,363,291
		$318,666,403
Interactive Media Services – 0.5%
Reddit, Inc. (a)	454,477	$67,176,245
Machinery & Tools – 3.9%
Applied Industrial Technologies, Inc.	365,642	$118,460,695
Donaldson Co., Inc.	1,106,220	100,544,336
Lincoln Electric Holdings, Inc.	317,846	89,387,830
Nordson Corp.	166,154	53,455,065
Timken Co.	584,217	70,368,938
Trimble, Inc. (a)	1,199,357	71,889,459
		$504,106,323
Media – 3.4%
Liberty Media Corp.	1,814,750	$181,384,263
TKO Group Holdings, Inc.	1,424,248	260,081,927
		$441,466,190
Medical & Health Technology & Services – 1.2%
Charles River Laboratories International, Inc. (a)	478,737	$137,991,153
Minimed Group, Inc. (a)	721,566	14,618,927
		$152,610,080
Medical Equipment – 11.0%
Agilent Technologies, Inc.	938,128	$144,058,936
Bio-Techne Corp.	1,814,878	131,233,828
DexCom, Inc. (a)	2,198,459	200,191,676
Medline, Inc., “A” (a)	2,411,142	84,462,304
Natera, Inc. (a)	1,345,572	433,220,361
Repligen Corp. (a)	1,044,165	188,972,982
STERIS PLC	344,240	80,083,994
Waters Corp. (a)	405,074	167,955,833
		$1,430,179,914
Metals & Mining – 3.2%
Alamos Gold, Inc.	1,121,198	$41,079,718
Alcoa Corp.	818,722	40,895,164
Antofagasta PLC	1,567,792	85,093,494
Cameco Corp.	1,173,418	115,886,762
Carpenter Technology Corp.	208,567	99,365,490
Century Aluminum Co. (a)	222,843	10,199,524
SSR Mining, Inc.	456,841	17,181,790
		$409,701,942
Natural Gas - Pipeline – 2.7%
Cheniere Energy, Inc.	865,771	$252,536,743
DT Midstream, Inc.	711,900	93,273,138
		$345,809,881
2

MFS Mid Cap Growth Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Network & Telecom – 0.6%
Ciena Corp. (a)	223,002	$85,365,166
Oil Services – 1.5%
Baker Hughes Co.	1,369,704	$87,044,689
Noble Corp. PLC	1,188,700	54,478,121
TechnipFMC PLC	646,529	50,526,241
		$192,049,051
Pharmaceuticals & Biotechnology – 7.9%
Ascendis Pharma A.S., ADR (a)	1,273,836	$335,069,821
Illumina, Inc. (a)	1,022,810	218,502,900
Revolution Medicines, Inc. (a)	1,558,466	320,373,856
Scholar Rock Holding Corp. (a)	2,557,599	145,271,623
		$1,019,218,200
Real Estate – 0.2%
CBRE Group, Inc., “A” (a)	145,429	$21,205,002
Restaurants – 2.7%
Aramark	2,474,197	$139,322,033
Cava Group, Inc. (a)	341,451	22,450,403
Performance Food Group Co. (a)	1,073,573	106,466,235
Wingstop, Inc.	787,294	86,192,947
		$354,431,618
Retail & E-commerce – 2.0%
Burlington Stores, Inc. (a)	540,971	$140,522,627
Floor & Decor Holdings, Inc., “A” (a)	279,026	14,026,637
O'Reilly Automotive, Inc. (a)	325,366	28,892,501
Tapestry, Inc.	602,581	74,352,469
		$257,794,234
Semiconductor & Electronic Components – 8.4%
Allegro MicroSystems, Inc. (a)	266,960	$9,677,300
ASM International N.V.	167,875	157,556,127
Astera Labs, Inc.	232,079	68,922,821
Jabil Circuit, Inc.	554,766	169,347,869
MACOM Technology Solutions Holdings, Inc. (a)	426,122	112,423,767
MKS, Inc.	35,854	9,187,229
Monolithic Power Systems, Inc.	271,079	343,665,824
Power Integrations, Inc.	552,571	28,391,098
Semtech Corp. (a)	304,999	40,552,667
Teradyne, Inc.	318,990	111,592,272
TTM Technologies, Inc. (a)	307,343	36,549,230
		$1,087,866,204
Software – 17.2%
Axon Enterprise, Inc.	477,302	$270,420,221
Bentley Systems, Inc., “B”	1,643,415	60,395,501
Cadence Design Systems, Inc. (a)	148,342	50,255,303
Cloudflare, Inc., “A” (a)	1,207,490	368,417,274
Datadog, Inc., “A” (a)	856,600	203,048,464
DigitalOcean, Inc. (a)	429,596	47,551,981
3

MFS Mid Cap Growth Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Software – continued
Guidewire Software, Inc. (a)	978,449	$200,337,433
JFrog Ltd. (a)	1,165,226	116,604,166
MongoDB, Inc. (a)	422,015	191,328,941
Okta, Inc. (a)	1,157,442	200,283,764
ServiceTitan, Inc., “A” (a)	653,106	64,030,512
Snowflake, Inc., “A” (a)	1,068,503	354,133,949
Zeta Global Holdings Corp. (a)	3,154,791	97,703,877
		$2,224,511,386
Travel, Gaming, & Lodging – 4.0%
DraftKings, Inc. (a)	4,908,785	$119,234,388
Hyatt Hotels Corp. (l)	759,345	126,787,835
Royal Caribbean Cruises Ltd.	103,145	27,719,187
Sportradar Group AG (a)(l)	2,042,304	25,385,839
Viking Holdings Ltd. (a)	2,490,397	214,522,797
		$513,650,046
Utilities – 0.8%
Vistra Corp.	743,065	$102,074,839
Total Common Stocks (Identified Cost, $9,688,366,074)		$12,750,575,748

	Strike Price	First Exercise
Warrants – 0.0%
Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a) (Identified Cost, $0)	CAD 11.5	N/A	115,391	$0

Mutual Funds (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 3.75% (v) (Identified Cost, $117,514,143)	117,513,302	$117,525,053
Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.62% (j) (Identified Cost, $16,223,200)	16,223,200	$16,223,200
Other Assets, Less Liabilities – 0.6%		79,259,518
Net Assets – 100.0%		$12,963,583,519

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $117,525,053 and
$12,766,798,948, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

4

MFS Mid Cap Growth Fund
Portfolio of Investments – continued

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See Notes to Financial Statements
5

MFS Mid Cap Growth Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/26 Assets
Investments in unaffiliated issuers, at value, including $111,753,893 of securities on loan (identified cost, $9,704,589,274)	$12,766,798,948
Investments in affiliated issuers, at value (identified cost, $117,514,143)	117,525,053
Foreign currency, at value (identified cost, $526)	526
Receivables for
Investments sold	137,939,053
Fund shares sold	17,563,162
Interest and dividends	2,136,280
Other assets	6,310
Total assets	$13,041,969,332
Liabilities
Payables for
Investments purchased	$42,897,519
Fund shares reacquired	15,794,468
Collateral for securities loaned, at value (c)	16,223,200
Payable to affiliates
Investment adviser	899,532
Administrative services fee	6,391
Shareholder servicing costs	1,999,700
Distribution and service fees	67,591
Payable for independent Trustees' compensation	929
Accrued expenses and other liabilities	496,483
Total liabilities	$78,385,813
Net assets	$12,963,583,519
Net assets consist of
Paid-in capital	$8,659,116,082
Total distributable earnings (loss)	4,304,467,437
Net assets	$12,963,583,519
Shares of beneficial interest outstanding	453,197,197

(c)	Non-cash collateral is not included.

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,550,150,976	59,343,582	$26.12
Class B	1,485,677	80,572	18.44
Class C	46,928,979	2,666,048	17.60
Class I	3,033,269,799	104,852,047	28.93
Class R1	2,648,930	144,692	18.31
Class R2	21,456,727	913,780	23.48
Class R3	641,994,648	24,786,507	25.90
Class R4	233,106,131	8,310,831	28.05
Class R6	7,432,541,652	252,099,138	29.48

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $27.71 [100 / 94.25 x $26.12]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
6

MFS Mid Cap Growth Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 8/31/26 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$48,911,023
Dividends from affiliated issuers	6,698,457
Other	563,749
Income on securities loaned	339,415
Foreign taxes withheld	(186,757)
Total investment income	$56,325,887
Expenses
Management fee	$89,042,724
Distribution and service fees	6,634,208
Shareholder servicing costs	8,539,215
Administrative services fee	569,618
Independent Trustees' compensation	148,532
Custodian fee	442,591
Shareholder communications	723,127
Audit and tax fees	72,581
Legal fees	79,621
Miscellaneous	516,495
Total expenses	$106,768,712
Fees paid indirectly	(1,635)
Reduction of expenses by investment adviser and distributor	(1,921,336)
Net expenses	$104,845,741
Net investment income (loss)	$(48,519,854)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$1,867,420,394
Affiliated issuers	6,076
Foreign currency	(43,154)
Net realized gain (loss)	$1,867,383,316
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(2,045,839,971)
Affiliated issuers	(667)
Translation of assets and liabilities in foreign currencies	322
Net unrealized gain (loss)	$(2,045,840,316)
Net realized and unrealized gain (loss)	$(178,457,000)
Change in net assets from operations	$(226,976,854)
See Notes to Financial Statements
7

MFS Mid Cap Growth Fund
Financial Statements |  Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	8/31/26	8/31/25
Change in net assets
From operations
Net investment income (loss)	$(48,519,854)	$(44,776,457)
Net realized gain (loss)	1,867,383,316	2,006,573,261
Net unrealized gain (loss)	(2,045,840,316)	(119,625,986)
Change in net assets from operations	$(226,976,854)	$1,842,170,818
Total distributions to shareholders	$(1,900,005,112)	$(1,018,255,902)
Change in net assets from fund share transactions	$(91,909,034)	$(362,659,118)
Total change in net assets	$(2,218,891,000)	$461,255,798
Net assets
At beginning of period	15,182,474,519	14,721,218,721
At end of period	$12,963,583,519	$15,182,474,519
See Notes to Financial Statements
8

MFS Mid Cap Growth Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$30.90	$29.52	$25.03	$22.55	$31.84
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.17)	$(0.17)	$(0.11)	$(0.06)	$(0.15)
Net realized and unrealized gain (loss)	(0.38)	3.77	4.60	2.54	(8.02)
Total from investment operations	$(0.55)	$3.60	$4.49	$2.48	$(8.17)
Less distributions declared to shareholders
From net realized gain	$(4.23)	$(2.22)	$—	$—	$(1.12)
Net asset value, end of period (x)	$26.12	$30.90	$29.52	$25.03	$22.55
Total return (%) (r)(s)(t)(x)	(1.50)	12.48	17.94	11.00	(26.53)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	1.03	1.04	1.04	1.03
Expenses after expense reductions (f)	1.02	1.01	1.02	1.03	1.01
Net investment income (loss)	(0.62)	(0.57)	(0.41)	(0.24)	(0.54)
Portfolio turnover rate	64	54	35	30	21
Net assets at end of period (000 omitted)	$1,550,151	$1,844,672	$1,760,265	$1,560,931	$1,477,097

Class B	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$23.25	$22.88	$19.55	$17.75	$25.48
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.27)	$(0.29)	$(0.24)	$(0.18)	$(0.28)
Net realized and unrealized gain (loss)	(0.31)	2.88	3.57	1.98 (g)	(6.33)(g)
Total from investment operations	$(0.58)	$2.59	$3.33	$1.80	$(6.61)
Less distributions declared to shareholders
From net realized gain	$(4.23)	$(2.22)	$—	$—	$(1.12)
Net asset value, end of period (x)	$18.44	$23.25	$22.88	$19.55	$17.75
Total return (%) (r)(s)(t)(x)	(2.22)	11.63	17.03	10.14	(27.05)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79	1.78	1.79	1.79	1.78
Expenses after expense reductions (f)	1.77	1.76	1.77	1.78	1.76
Net investment income (loss)	(1.36)	(1.31)	(1.16)	(0.99)	(1.30)
Portfolio turnover rate	64	54	35	30	21
Net assets at end of period (000 omitted)	$1,486	$3,929	$5,909	$8,033	$10,002

See Notes to Financial Statements
9

MFS Mid Cap Growth Fund
Financial Highlights - continued
Class C	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$22.40	$22.11	$18.89	$17.15	$24.66
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.25)	$(0.28)	$(0.24)	$(0.17)	$(0.27)
Net realized and unrealized gain (loss)	(0.32)	2.79	3.46	1.91 (g)	(6.12)(g)
Total from investment operations	$(0.57)	$2.51	$3.22	$1.74	$(6.39)
Less distributions declared to shareholders
From net realized gain	$(4.23)	$(2.22)	$—	$—	$(1.12)
Net asset value, end of period (x)	$17.60	$22.40	$22.11	$18.89	$17.15
Total return (%) (r)(s)(t)(x)	(2.26)	11.68	17.05	10.15	(27.06)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79	1.78	1.79	1.79	1.78
Expenses after expense reductions (f)	1.77	1.76	1.77	1.78	1.76
Net investment income (loss)	(1.37)	(1.31)	(1.16)	(0.99)	(1.30)
Portfolio turnover rate	64	54	35	30	21
Net assets at end of period (000 omitted)	$46,929	$69,516	$76,828	$76,216	$85,842

Class I	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$33.67	$31.90	$26.99	$24.26	$34.07
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.11)	$(0.10)	$(0.05)	$0.00 (w)	$(0.08)
Net realized and unrealized gain (loss)	(0.40)	4.09	4.96	2.73	(8.61)
Total from investment operations	$(0.51)	$3.99	$4.91	$2.73	$(8.69)
Less distributions declared to shareholders
From net realized gain	$(4.23)	$(2.22)	$—	$—	$(1.12)
Net asset value, end of period (x)	$28.93	$33.67	$31.90	$26.99	$24.26
Total return (%) (r)(s)(t)(x)	(1.23)	12.78	18.19	11.25	(26.32)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	0.78	0.79	0.79	0.78
Expenses after expense reductions (f)	0.77	0.76	0.77	0.78	0.77
Net investment income (loss)	(0.37)	(0.32)	(0.16)	0.01	(0.28)
Portfolio turnover rate	64	54	35	30	21
Net assets at end of period (000 omitted)	$3,033,270	$3,968,716	$4,128,562	$3,541,201	$4,344,475

See Notes to Financial Statements
10

MFS Mid Cap Growth Fund
Financial Highlights - continued
Class R1	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$23.12	$22.75	$19.44	$17.65	$25.35
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.26)	$(0.29)	$(0.24)	$(0.18)	$(0.28)
Net realized and unrealized gain (loss)	(0.32)	2.88	3.55	1.97 (g)	(6.30)(g)
Total from investment operations	$(0.58)	$2.59	$3.31	$1.79	$(6.58)
Less distributions declared to shareholders
From net realized gain	$(4.23)	$(2.22)	$—	$—	$(1.12)
Net asset value, end of period (x)	$18.31	$23.12	$22.75	$19.44	$17.65
Total return (%) (r)(s)(t)(x)	(2.23)	11.70	17.03	10.14	(27.07)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79	1.78	1.79	1.79	1.78
Expenses after expense reductions (f)	1.77	1.76	1.77	1.78	1.76
Net investment income (loss)	(1.37)	(1.31)	(1.16)	(0.99)	(1.30)
Portfolio turnover rate	64	54	35	30	21
Net assets at end of period (000 omitted)	$2,649	$3,035	$2,839	$3,097	$3,040

Class R2	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$28.28	$27.25	$23.17	$20.93	$29.70
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.21)	$(0.22)	$(0.17)	$(0.10)	$(0.20)
Net realized and unrealized gain (loss)	(0.36)	3.47	4.25	2.34	(7.45)
Total from investment operations	$(0.57)	$3.25	$4.08	$2.24	$(7.65)
Less distributions declared to shareholders
From net realized gain	$(4.23)	$(2.22)	$—	$—	$(1.12)
Net asset value, end of period (x)	$23.48	$28.28	$27.25	$23.17	$20.93
Total return (%) (r)(s)(t)(x)	(1.73)	12.22	17.61	10.70	(26.70)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.29	1.28	1.29	1.29	1.28
Expenses after expense reductions (f)	1.27	1.26	1.27	1.28	1.27
Net investment income (loss)	(0.87)	(0.81)	(0.66)	(0.49)	(0.79)
Portfolio turnover rate	64	54	35	30	21
Net assets at end of period (000 omitted)	$21,457	$24,044	$25,996	$23,393	$21,633

See Notes to Financial Statements
11

MFS Mid Cap Growth Fund
Financial Highlights - continued
Class R3	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$30.68	$29.32	$24.86	$22.40	$31.63
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.16)	$(0.17)	$(0.11)	$(0.05)	$(0.14)
Net realized and unrealized gain (loss)	(0.39)	3.75	4.57	2.51	(7.97)
Total from investment operations	$(0.55)	$3.58	$4.46	$2.46	$(8.11)
Less distributions declared to shareholders
From net realized gain	$(4.23)	$(2.22)	$—	$—	$(1.12)
Net asset value, end of period (x)	$25.90	$30.68	$29.32	$24.86	$22.40
Total return (%) (r)(s)(t)(x)	(1.51)	12.50	17.94	10.98	(26.52)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	1.03	1.04	1.04	1.03
Expenses after expense reductions (f)	1.02	1.01	1.02	1.03	1.01
Net investment income (loss)	(0.62)	(0.56)	(0.41)	(0.24)	(0.54)
Portfolio turnover rate	64	54	35	30	21
Net assets at end of period (000 omitted)	$641,995	$684,492	$644,603	$592,712	$557,897

Class R4	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$32.78	$31.11	$26.32	$23.66	$33.25
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.11)	$(0.10)	$(0.05)	$0.00 (w)	$(0.08)
Net realized and unrealized gain (loss)	(0.39)	3.99	4.84	2.66	(8.39)
Total from investment operations	$(0.50)	$3.89	$4.79	$2.66	$(8.47)
Less distributions declared to shareholders
From net realized gain	$(4.23)	$(2.22)	$—	$—	$(1.12)
Net asset value, end of period (x)	$28.05	$32.78	$31.11	$26.32	$23.66
Total return (%) (r)(s)(t)(x)	(1.23)	12.79	18.20	11.24	(26.30)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	0.78	0.79	0.79	0.78
Expenses after expense reductions (f)	0.77	0.76	0.77	0.78	0.76
Net investment income (loss)	(0.37)	(0.32)	(0.16)	0.01	(0.29)
Portfolio turnover rate	64	54	35	30	21
Net assets at end of period (000 omitted)	$233,106	$298,058	$277,965	$268,875	$300,198

See Notes to Financial Statements
12

MFS Mid Cap Growth Fund
Financial Highlights - continued
Class R6	Year ended
	8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
Net asset value, beginning of period	$34.19	$32.33	$27.32	$24.52	$34.39
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)	$(0.06)	$(0.01)	$0.04	$(0.05)
Net realized and unrealized gain (loss)	(0.41)	4.14	5.02	2.76	(8.70)
Total from investment operations	$(0.48)	$4.08	$5.01	$2.80	$(8.75)
Less distributions declared to shareholders
From net realized gain	$(4.23)	$(2.22)	$—	$—	$(1.12)
Net asset value, end of period (x)	$29.48	$34.19	$32.33	$27.32	$24.52
Total return (%) (r)(s)(t)(x)	(1.12)	12.90	18.34	11.42	(26.24)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.66	0.66	0.67	0.67	0.66
Expenses after expense reductions (f)	0.65	0.65	0.65	0.65	0.65
Net investment income (loss)	(0.25)	(0.20)	(0.04)	0.14	(0.18)
Portfolio turnover rate	64	54	35	30	21
Net assets at end of period (000 omitted)	$7,432,542	$8,286,013	$7,798,250	$6,999,847	$6,400,990

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(g)
The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
13

MFS Mid Cap Growth Fund
Notes to Financial Statements
(1) Business and Organization
MFS Mid Cap Growth Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data.
14

MFS Mid Cap Growth Fund
Notes to Financial Statements  - continued
An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$11,948,462,807	$—	$—	$11,948,462,807
Denmark	335,069,821	—	—	335,069,821
Canada	174,148,270	0	—	174,148,270
Netherlands	157,556,127	—	—	157,556,127
United Kingdom	—	85,093,494	—	85,093,494
Switzerland	25,385,839	—	—	25,385,839
Finland	24,859,390	—	—	24,859,390
Investment Companies	133,748,253	—	—	133,748,253
Total	$12,799,230,507	$85,093,494	$—	$12,884,324,001
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's
15

MFS Mid Cap Growth Fund
Notes to Financial Statements  - continued
Portfolio of Investments, with a fair value of $111,753,893. The fair value of the fund's investment securities on loan and a related liability of $16,223,200 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $102,034,991 held by the custodian or a triparty custodian. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended August 31, 2026, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three-year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to net operating losses, wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and redemptions in-kind.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 8/31/26	Year ended 8/31/25
Long-term capital gains	$1,900,005,112	$1,018,255,902
The federal tax cost and the tax basis components of distributable earnings were as follows:
16

MFS Mid Cap Growth Fund
Notes to Financial Statements  - continued
As of 8/31/26
Cost of investments	$9,846,432,078
Gross appreciation	3,652,854,542
Gross depreciation	(614,962,619)
Net unrealized appreciation (depreciation)	$3,037,891,923
Undistributed long-term capital gain	1,302,320,382
Late year ordinary loss deferral	(35,744,868)
Total distributable earnings (loss)	$4,304,467,437
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 8/31/26	Year ended 8/31/25
Class A	$246,720,822	$130,328,699
Class B	617,963	512,760
Class C	12,446,686	7,330,733
Class I	466,218,666	292,207,979
Class R1	521,539	282,742
Class R2	3,438,767	2,039,755
Class R3	105,349,753	47,236,442
Class R4	37,358,283	21,589,660
Class R6	1,027,332,633	516,727,132
Total	$1,900,005,112	$1,018,255,902
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion and up to $5 billion	0.65%
In excess of $5 billion and up to $10 billion	0.62%
In excess of $10 billion and up to $20 billion	0.60%
In excess of $20 billion	0.55%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2026. For the year ended August 31, 2026, this management fee reduction amounted to $1,920,421, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended August 31, 2026 was equivalent to an annual effective rate of 0.62% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
17

MFS Mid Cap Growth Fund
Notes to Financial Statements  - continued
Classes
A	B	C	I	R1	R2	R3	R4	R6
1.30%	2.05%	2.05%	1.05%	2.05%	1.55%	1.30%	1.05%	0.95%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027. For the year ended August 31, 2026, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $118,981 for the year ended August 31, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$4,161,137
Class B	0.75%	0.25%	1.00%	1.00%	26,744
Class C	0.75%	0.25%	1.00%	1.00%	566,597
Class R1	0.75%	0.25%	1.00%	1.00%	27,297
Class R2	0.25%	0.25%	0.50%	0.50%	109,456
Class R3	—	0.25%	0.25%	0.25%	1,742,977
Total Distribution and Service Fees					$6,634,208
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended August 31, 2026, this rebate amounted to $890, $2, and $23 for Class A, Class B, and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended August 31, 2026, were as follows:
Amount
Class A	$29,594
Class B	—
Class C	3,036
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2026, the fee was $580,355, which equated to 0.0042% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended August 31, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $7,958,860.
18

MFS Mid Cap Growth Fund
Notes to Financial Statements  - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended August 31, 2026 was equivalent to an annual effective rate of 0.0041% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended August 31, 2026, this reimbursement amounted to $562,122, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the year ended August 31, 2026, purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $8,864,123,708 and $10,939,076,483, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 8/31/26		Year ended 8/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	6,023,339	$159,565,157	6,482,724	$189,719,801
Class B	14	317	5,277	121,347
Class C	207,847	3,898,840	284,779	6,138,149
Class I	23,635,426	685,056,242	38,258,391	1,237,040,249
Class R1	19,026	356,131	26,335	593,540
Class R2	105,207	2,504,776	151,511	3,957,391
Class R3	8,054,432	229,524,943	4,262,852	125,382,535
Class R4	981,318	28,403,764	2,242,421	70,199,827
Class R6	47,366,535	1,449,919,404	46,917,316	1,484,057,686
	86,393,144	$2,559,229,574	98,631,606	$3,117,210,525
Shares issued to shareholders in reinvestment of distributions
Class A	8,754,617	$224,205,772	3,987,693	$118,673,723
Class B	33,991	617,963	22,604	509,035
Class C	709,233	12,305,180	332,453	7,210,914
Class I	16,136,782	456,832,313	8,726,343	282,558,954
Class R1	28,894	521,539	12,628	282,742
Class R2	148,595	3,426,562	74,502	2,033,186
Class R3	4,149,261	105,349,743	1,598,526	47,236,442
Class R4	1,337,581	36,716,601	675,635	21,296,045
Class R6	34,347,610	990,241,589	14,995,944	492,616,743
	65,646,564	$1,830,217,262	30,426,328	$972,417,784
19

MFS Mid Cap Growth Fund
Notes to Financial Statements  - continued
	Year ended 8/31/26		Year ended 8/31/25
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(15,133,288)	$(399,630,816)	(10,409,849)	$(304,699,918)
Class B	(122,419)	(2,324,623)	(117,216)	(2,613,539)
Class C	(1,355,074)	(24,432,793)	(988,035)	(21,197,437)
Class I	(52,779,706)	(1,541,614,576)	(58,528,456)	(1,876,756,553)
Class R1	(34,518)	(667,571)	(32,445)	(719,690)
Class R2	(190,171)	(4,599,643)	(329,714)	(8,878,958)
Class R3	(9,730,809)	(259,183,860)	(5,535,456)	(161,380,185)
Class R4	(3,100,335)	(88,218,193)	(2,759,437)	(84,958,218)
Class R6	(71,937,396)	(2,160,683,795)	(60,799,594)	(1,991,082,929)
	(154,383,716)	$(4,481,355,870)	(139,500,202)	$(4,452,287,427)
Net change
Class A	(355,332)	$(15,859,887)	60,568	$3,693,606
Class B	(88,414)	(1,706,343)	(89,335)	(1,983,157)
Class C	(437,994)	(8,228,773)	(370,803)	(7,848,374)
Class I	(13,007,498)	(399,726,021)	(11,543,722)	(357,157,350)
Class R1	13,402	210,099	6,518	156,592
Class R2	63,631	1,331,695	(103,701)	(2,888,381)
Class R3	2,472,884	75,690,826	325,922	11,238,792
Class R4	(781,436)	(23,097,828)	158,619	6,537,654
Class R6	9,776,749	279,477,198	1,113,666	(14,408,500)
	(2,344,008)	$(91,909,034)	(10,442,268)	$(362,659,118)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 5%, 3%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, and the MFS Lifetime 2070 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended August 31, 2026, the fund’s commitment fee and interest expense were $65,355 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended August 31, 2026:
20

MFS Mid Cap Growth Fund
Notes to Financial Statements  - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$141,358,889	$2,761,148,672	$2,784,987,917	$6,076	$(667)	$117,525,053

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$6,698,457	$—
(8) Redemptions In-Kind
On September 26, 2025, the fund recorded a redemption in-kind of portfolio securities and cash that was valued at $37,552,329. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain of $16,757,493 for the fund, which is included in Net realized gain (loss) in the Statement of Operations. For tax purposes, no gains or losses were recognized with respect to the portfolio securities redeemed in-kind.
21

MFS Mid Cap Growth Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust IV and the Shareholders of MFS Mid Cap Growth Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying  statement of assets and liabilities of MFS Mid Cap Growth Fund  (the “Fund”), including the  portfolio of investments, as of August 31, 2026, the related  statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 16, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.
22

MFS Mid Cap Growth Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates $2,261,991,000 as capital gain dividends paid during the fiscal year.
23

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Mid Cap Growth Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Mid Cap Growth Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Mid Cap Growth Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
24

MFS Mid Cap Growth Fund
Board Review of Investment Advisory Agreement
MFS Mid Cap Growth Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of several months beginning in April and ending in July 2026 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2025 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2025, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 4th quintile for each of the one- and three-year periods ended December 31, 2025 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
25

MFS Mid Cap Growth Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2.5 billion, $5 billion, $10 billion, and $20 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2026.
26

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST IV

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   October 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  October 16, 2026

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  October 16, 2026

*  Print name and title of each signing officer under his or her signature.